UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Funds (Classes T, T1 and L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2015 Fund I (Class T Shares) returned 6.29%, relative to the 5.09% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2015 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,836.51	11,629.46
2010	13,100.38	12,908.70
2011	13,397.75	13,573.49
2012	14,839.35	14,910.48
2013	15,772.22	15,669.73

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	6.29%	10.25%
Class T1	6.14%	10.16%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	59.76%
International Equity	7.10%
Large Cap Equity	12.08%
Mid Cap Equity	5.18%
Real Estate Equity	6.14%
Small Cap Equity	2.69%
Fixed Interest Contract	7.05%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,051.70	$4.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.28	$4.24

Class T1
Actual	$1,000.00	$1,050.80	$4.82

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.78	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Class T shares and 0.93% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2015 Fund II (Class T Shares) returned 8.97%, relative to the 10.50% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2015 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.11	12,154.67
2010	13,444.63	13,731.13
2011	13,644.96	14,129.33
2012	15,270.07	15,752.79
2013	16,640.52	17,406.32

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class T	8.97%	11.54%*
Class T1	8.84%	11.45%*
Class L	8.73%	6.34%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	50.84%
International Equity	9.55%
Large Cap Equity	16.24%
Mid Cap Equity	6.96%
Real Estate Equity	6.81%
Small Cap Equity	3.60%
Fixed Interest Contract	6.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,065.00	$4.54

Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$4.45

Class T1
Actual	$1,000.00	$1,064.20	$5.06

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.95

Class L
Actual	$1,000.00	$1,063.70	$5.88

Hypothetical (5% return before expenses)	$1,000.00	$1,019.78	$5.76

*Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Class T shares, 0.96% for the Class T1 shares and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.74%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2015 Fund III (Class T Shares) returned 11.76%, relative to the 16.13% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2015 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.03	12,650.53
2010	13,850.97	14,543.05
2011	13,893.90	14,627.40
2012	15,701.50	16,550.91
2013	17,548.62	19,221.33

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	11.76%	12.81%
Class T1	11.64%	12.73%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	42.17%
International Equity	11.89%
Large Cap Equity	20.32%
Mid Cap Equity	8.70%
Real Estate Equity	7.43%
Small Cap Equity	4.51%
Fixed Interest Contract	4.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,077.70	$4.68

Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$4.55

Class T1
Actual	$1,000.00	$1,077.40	$5.19

Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 0.88% for the Class T shares and 0.98% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and

2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2025 Fund I (Class T Shares) returned 10.48%, relative to the 9.04% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2025 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.01	12,164.55
2010	13,712.66	13,738.64
2011	13,742.83	14,201.64
2012	15,466.18	15,870.33
2013	17,087.26	17,304.94

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	10.48%	12.16%
Class T1	10.37%	12.06%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	50.23%
International Equity	11.81%
Large Cap Equity	16.87%
Mid Cap Equity	7.22%
Real Estate Equity	5.80%
Small Cap Equity	4.45%
Fixed Interest Contract	3.62%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,073.90	$4.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.98	$4.55

Class T1
Actual	$1,000.00	$1,073.40	$5.18

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 0.89% for the Class T shares and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.77%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2025 Fund II (Class T Shares) returned 14.54%, relative to the 16.28% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2025 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,514.46	12,752.99
2010	14,169.75	14,690.17
2011	14,028.05	14,725.43
2012	15,982.16	16,738.40
2013	18,306.04	19,462.72

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class T	14.54%	13.83%*
Class T1	14.39%	13.73%*
Class L	14.33%	7.73%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	36.75%
International Equity	15.94%
Large Cap Equity	22.66%
Mid Cap Equity	9.72%
Real Estate Equity	6.27%
Small Cap Equity	6.01%
Fixed Interest Contract	2.65%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,094.20	$4.92

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.78	$4.75

Class T1
Actual	$1,000.00	$1,093.80	$5.44

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.28	$5.25

Class L
Actual	$1,000.00	$1,092.70	$6.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.48	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 0.92% for the Class T shares, 1.02% for the Class T1 shares and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2025 Fund III (Class T Shares) returned 18.52%, relative to the 22.13% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2025 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,762.75	13,113.33
2010	14,589.83	15,295.38
2011	14,248.43	14,997.12
2012	16,402.79	17,261.69
2013	19,441.08	21,080.97

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	18.52%	15.31%
Class T1	18.38%	15.21%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	23.88%
International Equity	19.80%
Large Cap Equity	28.24%
Mid Cap Equity	12.11%
Real Estate Equity	6.76%
Small Cap Equity	7.49%
Fixed Interest Contract	1.72%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,114.20	$5.07

Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.85

Class T1
Actual	$1,000.00	$1,113.60	$5.71

Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% for the Class T shares and 1.05% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.83%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and

2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2035 Fund I (Class T Shares) returned 16.73%, relative to the 15.70% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2035 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,649.85	12,746.43
2010	14,394.95	14,673.69
2011	14,104.17	14,701.57
2012	16,181.71	16,755.38
2013	18,889.62	19,386.10

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	16.73%	14.60%
Class T1	16.64%	14.49%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	31.22%
International Equity	20.19%
Large Cap Equity	24.25%
Mid Cap Equity	10.38%
Real Estate Equity	5.45%
Small Cap Equity	7.51%
Fixed Interest Contract	1.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,107.10	$5.06

Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.85

Class T1
Actual	$1,000.00	$1,106.60	$5.58

Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.94% for the Class T shares and 1.04% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.82%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2035 Fund II (Class T Shares) returned 20.74%, relative to the 22.03% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2035 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.33	13,114.64
2010	14,690.51	15,283.80
2011	14,224.82	14,935.33
2012	16,476.61	17,229.40
2013	19,894.39	21,025.89

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class T	20.74%	15.88%*
Class T1	20.67%	15.77%*
Class L	20.50%	9.21%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	16.75%
International Equity	24.92%
Large Cap Equity	29.94%
Mid Cap Equity	12.82%
Real Estate Equity	5.77%
Small Cap Equity	9.26%
Fixed Interest Contract	0.54%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,127.60	$5.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.95

Class T1
Actual	$1,000.00	$1,127.20	$5.85

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.98	$5.55

Class L
Actual	$1,000.00	$1,126.40	$6.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.28	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 0.97% for the Class T shares, 1.07% for the Class T1 shares and 1.22% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.85%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2035 Fund III (Class T Shares) returned 23.24%, relative to the 25.05% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2035 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.32	13,269.90
2010	14,946.64	,15,540.38
2011	14,380.16	15,021.33
2012	16,754.33	17,423.24
2013	20,647.73	21,787.17

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	23.24%	16.81%
Class T1	23.06%	16.68%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	7.89%
International Equity	27.84%
Large Cap Equity	33.33%
Mid Cap Equity	14.28%
Real Estate Equity	6.08%
Small Cap Equity	10.33%
Fixed Interest Contract	0.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,140.30	$5.35

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$5.05

Class T1
Actual	$1,000.00	$1,139.40	$5.99

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.88	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and

2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2045 Fund I (Class T Shares) returned 20.13%, relative to the 19.57% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2045 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,817.57	12,971.52
2010	14,659.94	15,045.67
2011	14,189.36	14,803.44
2012	16,418.51	17,046.16
2013	19,722.98	20,382.65

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	20.13%	15.67%
Class T1	19.97%	15.54%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	17.92%
International Equity	27.41%
Large Cap Equity	27.76%
Mid Cap Equity	11.89%
Real Estate Equity	5.13%
Small Cap Equity	9.89%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,127.50	$5.32

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$5.05

Class T1
Actual	$1,000.00	$1,126.50	$5.85

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.98	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2045 Fund II (Class T Shares) returned 22.53%, relative to the 23.07% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2045 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.45	13,211.76
2010	14,905.86	15,427.37
2011	14,297.70	14,935.24
2012	16,643.95	17,300.98
2013	20,393.89	21,291.96

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class T	22.53%	16.50%*
Class T1	22.45%	16.38%*
Class L	22.19%	9.66%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	8.92%
International Equity	30.64%
Large Cap Equity	30.92%
Mid Cap Equity	13.23%
Real Estate Equity	5.28%
Small Cap Equity	11.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,139.00	$5.35

Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$5.05

Class T1
Actual	$1,000.00	$1,139.00	$5.99

Hypothetical (5% return before expenses)	$1,000.00	$1,019.88	$5.66

Class L
Actual	$1,000.00	$1,137.60	$6.73

Hypothetical (5% return before expenses)	$1,000.00	$1,019.18	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares, 1.09% for the Class T1 shares and 1.24% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2045 Fund III (Class T Shares) returned 23.62%, relative to the 24.64% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2045 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009	13,028.29	13,325.49
2010	15,011.63	15,608.15
2011	14,345.11	14,994.75
2012	16,750.79	17,416.40
2013	20,706.79	21,706.96

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	23.62%	16.88%
Class T1	23.54%	16.77%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	5.14%
International Equity	31.96%
Large Cap Equity	32.22%
Mid Cap Equity	13.79%
Real Estate Equity	5.42%
Small Cap Equity	11.47%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,144.70	$5.47

Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$5.15

Class T1
Actual	$1,000.00	$1,144.40	$6.00

Hypothetical (5% return before expenses)	$1,000.00	$1,019.88	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares and 1.10% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and

2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2055 Fund I (Class T Shares) returned 20.36%, relative to the 19.73% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2055 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.20	13,044.65
2010	14,716.22	15,139.62
2011	14,162.89	14,791.41
2012	16,411.96	17,084.08
2013	19,754.14	20,455.45

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	20.36%	15.70%
Class T1	20.32%	15.60%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	15.03%
International Equity	31.21%
Large Cap Equity	26.71%
Mid Cap Equity	11.44%
Real Estate Equity	4.78%
Small Cap Equity	10.83%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,129.50	$5.32

Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$5.05

Class T1
Actual	$1,000.00	$1,130.30	$5.96

Hypothetical (5% return before expenses)	$1,000.00	$1,019.88	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2055 Fund II (Class T Shares) returned 22.41%, relative to the 22.49% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2055 Index.

The Fund generated returns very similar to that of its benchmark. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.09	13,263.55
2010	14,946.58	15,485.19
2011	14,271.00	14,904.50
2012	16,637.13	17,289.22
2013	20,364.81	21,177.97

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class T	22.41%	16.46%*
Class T1	22.28%	16.31%*
Class L	22.01%	9.45%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	7.90%
International Equity	34.07%
Large Cap Equity	29.07%
Mid Cap Equity	12.43%
Real Estate Equity	4.78%
Small Cap Equity	11.75%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,141.10	$5.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.38	$5.15

Class T1
Actual	$1,000.00	$1,140.90	$5.99

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.88	$5.66

Class L
Actual	$1,000.00	$1,139.00	$6.84

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.08	$6.46

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares, 1.10% for the Class T1 shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Lifetime 2055 Fund III (Class T Shares) returned 23.26%, relative to the 23.87% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2055 Index.

The Fund lagged the benchmark primarily because it has lower overall equity exposure than the benchmark. Given the large difference in the returns of equities relative to fixed income in 2013, even small differences in the equity/fixed income exposure were exacerbated. The Fund benefited from the strong returns generated by a number of key underlying funds (Great-West MFS International Value, Oppenheimer Developing Markets, Great-West Templeton Global Bond, and Third Avenue Real Estate Value). In addition, the Fund benefited, relative to the benchmark, from its exposure to high yield bonds and from its more limited exposure to longer duration bonds and commodities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,054.56	13,373.31
2010	15,017.44	15,660.15
2011	14,296.61	14,960.14
2012	16,699.87	17,389.67
2013	20,584.14	21,540.59

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (5/1/09)
Class T	23.26%	16.73%
Class T1	23.18%	16.67%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	4.97%
International Equity	35.12%
Large Cap Equity	30.06%
Mid Cap Equity	12.88%
Real Estate Equity	4.80%
Small Cap Equity	12.17%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/29/2013)	(12/31/13)	(6/29/13-12/31/13)
Class T
Actual	$1,000.00	$1,145.60	$5.47

Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$5.15

Class T1
Actual	$1,000.00	$1,145.00	$6.11

Hypothetical (5% return before expenses)	$1,000.00	$1,019.78	$5.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.01% for the Class T shares and 1.11 % for the Class T1 shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.89%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
615,848	American Century Inflation Adjusted Bond Fund A	$7,100,723
2,300,038	Great-West Bond Index Fund Initial Class(a)	30,475,496
1,749,417	Great-West Federated Bond Fund Initial Class(a)	18,281,408
887,575	Great-West Loomis Sayles Bond Fund Initial Class(a)	12,177,534
1,447,605	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,362,546
626,919	Great-West Short Duration Bond Fund Initial Class(a)	6,501,150
650,747	Great-West Templeton Global Bond Fund Initial Class(a)	6,234,159
301,693	Metropolitan West High Yield Bond Fund	3,098,387
1,025,310	Oppenheimer International Bond Fund A	6,233,887

TOTAL BOND MUTUAL FUNDS — 49.48% (Cost $105,732,320)		$102,465,290

EQUITY MUTUAL FUNDS
27,487	Allianz NFJ Small Cap Value Fund A	911,482
58,541	Cohen & Steers International Realty Fund	663,856
225,624	Great-West American Century Growth Fund Initial Class(a)	2,818,038
412,344	Great-West Ariel Mid Cap Value Fund(a)	705,109
228,764	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,797,787
499,273	Great-West International Index Fund Initial Class(a)	5,681,725
33,062	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	911,525
101,650	Great-West MFS International Growth Fund Initial Class(a)	1,285,875
139,952	Great-West MFS International Value Fund Initial Class(a)	1,554,870
328,715	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,820,375
246,970	Great-West Putnam Equity Income Fund Initial Class(a)	3,440,294
518,020	Great-West Real Estate Index Fund Initial Class(a)	5,175,019

Shares		Fair Value

Equity Mutual Funds — (continued)
763,883	Great-West S&P 500® Index Fund Initial Class(a)	$12,512,404
380,618	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,366,709
214,587	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,774,614
173,799	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,439,484
59,265	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,305,608
22,121	Harbor International Fund Investor	1,555,762
24,984	Invesco Developing Markets Fund R5	808,732
84,999	Invesco Global Real Estate Fund R5	994,485
37,491	Invesco International Growth Fund R5	1,285,934
24,439	Invesco Small Cap Discovery Fund A	290,093
29,235	Janus Triton Fund	683,811
131,328	Nuveen Real Estate Securities Fund	2,587,165
49,120	Oppenheimer Developing Markets Fund A	1,867,522
1,941,050	PIMCO Real Return Fund	21,293,322
120,707	T. Rowe Price Real Estate Fund	2,586,742
47,424	Third Avenue Real Estate Value Fund	1,366,770
23,045	Wells Fargo Advantage Common Stock Fund A	559,528

TOTAL EQUITY MUTUAL FUNDS — 43.49% (Cost $84,265,695)		$90,044,640

Account Balance

FIXED INTEREST CONTRACT
14,595,775(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	14,595,775

TOTAL FIXED INTEREST CONTRACT — 7.05% (Cost $14,595,775)		$14,595,775

TOTAL INVESTMENTS — 100.02% (Cost $204,593,790)		$207,105,705

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(36,296)

TOTAL NET ASSETS — 100.00%		$207,069,409

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
2,354,756	American Century Inflation Adjusted Bond Fund A	$27,150,341
8,774,163	Great-West Bond Index Fund Initial Class(a)	116,257,667
6,668,405	Great-West Federated Bond Fund Initial Class(a)	69,684,828
3,397,879	Great-West Loomis Sayles Bond Fund Initial Class(a)	46,618,901
5,534,070	Great-West Putnam High Yield Bond Fund Initial Class(a)	47,260,960
2,396,402	Great-West Short Duration Bond Fund Initial Class(a)	24,850,685
2,493,189	Great-West Templeton Global Bond Fund Initial Class(a)	23,884,749
1,151,392	Metropolitan West High Yield Bond Fund	11,824,798
3,926,545	Oppenheimer International Bond Fund A	23,873,391

TOTAL BOND MUTUAL FUNDS — 42.10% (Cost $404,071,964)		$391,406,320

EQUITY MUTUAL FUNDS
163,059	Allianz NFJ Small Cap Value Fund A	5,407,031
313,831	Cohen & Steers International Realty Fund	3,558,850
1,360,229	Great-West American Century Growth Fund Initial Class(a)	16,989,258
2,462,872	Great-West Ariel Mid Cap Value Fund(a)	4,211,511
1,380,531	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	16,883,890
3,030,335	Great-West International Index Fund Initial Class(a)	34,485,212
196,154	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,407,959
616,138	Great-West MFS International Growth Fund Initial Class(a)	7,794,144
851,173	Great-West MFS International Value Fund Initial Class(a)	9,456,531
1,982,156	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	17,006,901
1,493,001	Great-West Putnam Equity Income Fund Initial Class(a)	20,797,502
2,538,075	Great-West Real Estate Index Fund Initial Class(a)	25,355,365

Shares		Fair Value

Equity Mutual Funds — (continued)
4,603,184	Great-West S&P 500® Index Fund Initial Class(a)	$75,400,147
2,294,739	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	32,355,821
1,298,512	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	16,789,759
1,050,507	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	20,789,537
359,962	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,929,970
136,117	Harbor International Fund Investor	9,573,100
149,674	Invesco Developing Markets Fund R5	4,844,962
453,656	Invesco Global Real Estate Fund R5	5,307,774
226,952	Invesco International Growth Fund R5	7,784,456
149,375	Invesco Small Cap Discovery Fund A	1,773,078
175,003	Janus Triton Fund	4,093,313
644,385	Nuveen Real Estate Securities Fund	12,694,389
297,422	Oppenheimer Developing Markets Fund A	11,307,988
7,410,330	PIMCO Real Return Fund	81,291,320
590,504	T. Rowe Price Real Estate Fund	12,654,506
254,181	Third Avenue Real Estate Value Fund	7,325,490
138,197	Wells Fargo Advantage Common Stock Fund A	3,355,437

TOTAL EQUITY MUTUAL FUNDS — 51.92% (Cost $433,802,430)		$482,625,201

Account Balance

FIXED INTEREST CONTRACT
55,796,109(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	55,796,109

TOTAL FIXED INTEREST CONTRACT — 6.00% (Cost $55,796,109)		$55,796,109

TOTAL INVESTMENTS — 100.02% (Cost $893,670,503)		$929,827,630

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(163,774)

TOTAL NET ASSETS — 100.00%		$929,663,856

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
66,379	American Century Inflation Adjusted Bond Fund A	$765,346
247,809	Great-West Bond Index Fund Initial Class(a)	3,283,468
188,501	Great-West Federated Bond Fund Initial Class(a)	1,969,836
96,253	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,320,584
156,720	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,338,390
67,532	Great-West Short Duration Bond Fund Initial Class(a)	700,310
70,356	Great-West Templeton Global Bond Fund Initial Class(a)	674,013
32,580	Metropolitan West High Yield Bond Fund	334,600
110,802	Oppenheimer International Bond Fund A	673,677

TOTAL BOND MUTUAL FUNDS — 34.94% (Cost $11,352,087)		$11,060,224

EQUITY MUTUAL FUNDS
7,018	Allianz NFJ Small Cap Value Fund A	232,706
12,433	Cohen & Steers International Realty Fund	140,992
58,189	Great-West American Century Growth Fund Initial Class(a)	726,776
104,826	Great-West Ariel Mid Cap Value Fund(a)	179,253
58,844	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	719,661
129,231	Great-West International Index Fund Initial Class(a)	1,470,649
8,461	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	233,269
26,184	Great-West MFS International Growth Fund Initial Class(a)	331,223
36,303	Great-West MFS International Value Fund Initial Class(a)	403,325
85,720	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	735,479
63,456	Great-West Putnam Equity Income Fund Initial Class(a)	883,940
92,950	Great-West Real Estate Index Fund Initial Class(a)	928,571

Shares		Fair Value

Equity Mutual Funds — (continued)
195,703	Great-West S&P 500® Index Fund Initial Class(a)	$3,205,609
97,388	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,373,165
55,207	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	713,827
44,586	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	882,362
15,387	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	338,971
5,769	Harbor International Fund Investor	405,753
6,263	Invesco Developing Markets Fund R5	202,738
17,887	Invesco Global Real Estate Fund R5	209,284
9,647	Invesco International Growth Fund R5	330,883
6,187	Invesco Small Cap Discovery Fund A	73,440
7,516	Janus Triton Fund	175,803
23,553	Nuveen Real Estate Securities Fund	463,998
12,583	Oppenheimer Developing Markets Fund A	478,392
208,845	PIMCO Real Return Fund	2,291,032
21,595	T. Rowe Price Real Estate Fund	462,789
9,994	Third Avenue Real Estate Value Fund	288,021
5,910	Wells Fargo Advantage Common Stock Fund A	143,497

TOTAL EQUITY MUTUAL FUNDS — 60.09% (Cost $17,735,042)		$19,025,408

Account Balance

FIXED INTEREST CONTRACT
1,577,202(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	1,577,202

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $1,577,202)		$1,577,202

TOTAL INVESTMENTS — 100.01% (Cost $30,664,331)		$31,662,834

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(4,218)

TOTAL NET ASSETS — 100.00%		$31,658,616

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
439,023	American Century Inflation Adjusted Bond Fund A	$5,061,933
3,067,268	Great-West Bond Index Fund Initial Class(a)	40,641,303
2,336,750	Great-West Federated Bond Fund Initial Class(a)	24,419,039
1,184,763	Great-West Loomis Sayles Bond Fund Initial Class(a)	16,254,953
1,920,022	Great-West Putnam High Yield Bond Fund Initial Class(a)	16,396,984
446,556	Great-West Short Duration Bond Fund Initial Class(a)	4,630,785
930,925	Great-West Templeton Global Bond Fund Initial Class(a)	8,918,257
399,413	Metropolitan West High Yield Bond Fund	4,101,975
1,466,793	Oppenheimer International Bond Fund A	8,918,101

TOTAL BOND MUTUAL FUNDS — 44.96% (Cost $133,119,567)		$129,343,330

EQUITY MUTUAL FUNDS
62,473	Allianz NFJ Small Cap Value Fund A	2,071,616
83,845	Cohen & Steers International Realty Fund	950,800
438,136	Great-West American Century Growth Fund Initial Class(a)	5,472,320
791,711	Great-West Ariel Mid Cap Value Fund(a)	1,353,826
442,971	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,417,530
1,138,824	Great-West International Index Fund Initial Class(a)	12,959,823
75,188	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,072,921
230,016	Great-West MFS International Growth Fund Initial Class(a)	2,909,707
321,364	Great-West MFS International Value Fund Initial Class(a)	3,570,358
639,150	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,483,909
479,531	Great-West Putnam Equity Income Fund Initial Class(a)	6,679,868
667,927	Great-West Real Estate Index Fund Initial Class(a)	6,672,592

Shares		Fair Value

Equity Mutual Funds — (continued)
1,479,051	Great-West S&P 500® Index Fund Initial Class(a)	$24,226,854
736,786	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,388,683
496,159	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,415,338
337,435	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,677,830
115,027	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,534,043
50,794	Harbor International Fund Investor	3,572,313
65,836	Invesco Developing Markets Fund R5	2,131,099
120,508	Invesco Global Real Estate Fund R5	1,409,948
84,821	Invesco International Growth Fund R5	2,909,363
55,757	Invesco Small Cap Discovery Fund A	661,838
67,667	Janus Triton Fund	1,582,734
169,316	Nuveen Real Estate Securities Fund	3,335,532
131,134	Oppenheimer Developing Markets Fund A	4,985,716
1,385,067	PIMCO Real Return Fund	15,194,181
155,416	T. Rowe Price Real Estate Fund	3,330,567
66,877	Third Avenue Real Estate Value Fund	1,927,386
45,043	Wells Fargo Advantage Common Stock Fund A	1,093,639

TOTAL EQUITY MUTUAL FUNDS — 51.44% (Cost $131,728,513)		$147,992,334

Account Balance

FIXED INTEREST CONTRACT
10,411,654(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	10,411,654

TOTAL FIXED INTEREST CONTRACT — 3.62% (Cost $10,411,654)		$10,411,654

TOTAL INVESTMENTS — 100.02% (Cost $275,259,734)		$287,747,318

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(50,122)

TOTAL NET ASSETS — 100.00%		$287,697,196

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
1,547,979	American Century Inflation Adjusted Bond Fund A	$17,848,197
10,783,459	Great-West Bond Index Fund Initial Class(a)	142,880,829
8,205,042	Great-West Federated Bond Fund Initial Class(a)	85,742,688
4,183,082	Great-West Loomis Sayles Bond Fund Initial Class(a)	57,391,887
6,765,163	Great-West Putnam High Yield Bond Fund Initial Class(a)	57,774,490
1,575,870	Great-West Short Duration Bond Fund Initial Class(a)	16,341,772
3,279,705	Great-West Templeton Global Bond Fund Initial Class(a)	31,419,578
1,410,479	Metropolitan West High Yield Bond Fund	14,485,621
5,162,739	Oppenheimer International Bond Fund A	31,389,452

TOTAL BOND MUTUAL FUNDS — 32.89% (Cost $467,967,518)		$455,274,514

EQUITY MUTUAL FUNDS
406,538	Allianz NFJ Small Cap Value Fund A	13,480,791
479,947	Cohen & Steers International Realty Fund	5,442,594
2,832,435	Great-West American Century Growth Fund Initial Class(a)	35,377,112
5,137,708	Great-West Ariel Mid Cap Value Fund(a)	8,785,481
2,862,182	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	35,004,483
7,437,801	Great-West International Index Fund Initial Class(a)	84,642,171
489,290	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	13,489,739
1,506,752	Great-West MFS International Growth Fund Initial Class(a)	19,060,419
2,084,024	Great-West MFS International Value Fund Initial Class(a)	23,153,510
4,147,665	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	35,586,969
3,091,180	Great-West Putnam Equity Income Fund Initial Class(a)	43,060,137
3,375,913	Great-West Real Estate Index Fund Initial Class(a)	33,725,373

Shares		Fair Value

Equity Mutual Funds — (continued)
9,561,459	Great-West S&P 500® Index Fund Initial Class(a)	$156,616,694
4,764,934	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	67,185,570
3,213,734	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	41,553,586
2,173,148	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	43,006,598
751,768	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	16,561,458
334,088	Harbor International Fund Investor	23,496,383
423,740	Invesco Developing Markets Fund R5	13,716,457
697,642	Invesco Global Real Estate Fund R5	8,162,409
555,277	Invesco International Growth Fund R5	19,045,993
363,589	Invesco Small Cap Discovery Fund A	4,315,803
443,122	Janus Triton Fund	10,364,636
856,295	Nuveen Real Estate Securities Fund	16,869,005
845,923	Oppenheimer Developing Markets Fund A	32,161,977
4,869,854	PIMCO Real Return Fund	53,422,305
785,002	T. Rowe Price Real Estate Fund	16,822,588
387,991	Third Avenue Real Estate Value Fund	11,181,904
291,845	Wells Fargo Advantage Common Stock Fund A	7,085,991

TOTAL EQUITY MUTUAL FUNDS — 64.48% (Cost $773,935,058)		$892,378,136

Account Balance

FIXED INTEREST CONTRACT
36,664,209(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	36,664,209

TOTAL FIXED INTEREST CONTRACT — 2.65% (Cost $36,664,209)		$36,664,209

TOTAL INVESTMENTS — 100.02% (Cost $1,278,566,785)		$1,384,316,859

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(244,592)

TOTAL NET ASSETS — 100.00%		$1,384,072,267

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
53,633	American Century Inflation Adjusted Bond Fund A	$618,388
373,630	Great-West Bond Index Fund Initial Class(a)	4,950,594
284,251	Great-West Federated Bond Fund Initial Class(a)	2,970,425
144,998	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,989,368
234,469	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,002,365
54,117	Great-West Short Duration Bond Fund Initial Class(a)	561,194
113,622	Great-West Templeton Global Bond Fund Initial Class(a)	1,088,502
49,220	Metropolitan West High Yield Bond Fund	505,493
178,968	Oppenheimer International Bond Fund A	1,088,123

TOTAL BOND MUTUAL FUNDS — 21.38% (Cost $16,206,684)		$15,774,452

EQUITY MUTUAL FUNDS
26,959	Allianz NFJ Small Cap Value Fund A	893,973
30,101	Cohen & Steers International Realty Fund	341,341
188,532	Great-West American Century Growth Fund Initial Class(a)	2,354,760
338,333	Great-West Ariel Mid Cap Value Fund(a)	578,549
191,286	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,339,432
492,978	Great-West International Index Fund Initial Class(a)	5,610,084
32,519	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	896,553
99,518	Great-West MFS International Growth Fund Initial Class(a)	1,258,898
138,152	Great-West MFS International Value Fund Initial Class(a)	1,534,873
277,866	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,384,093
205,540	Great-West Putnam Equity Income Fund Initial Class(a)	2,863,177
188,804	Great-West Real Estate Index Fund Initial Class(a)	1,886,151

Shares		Fair Value

Equity Mutual Funds — (continued)
633,318	Great-West S&P 500® Index Fund Initial Class(a)	$10,373,752
315,707	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,451,462
213,037	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,754,564
144,456	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,858,779
49,799	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,097,076
22,273	Harbor International Fund Investor	1,566,477
28,114	Invesco Developing Markets Fund R5	910,060
43,364	Invesco Global Real Estate Fund R5	507,358
36,702	Invesco International Growth Fund R5	1,258,871
24,312	Invesco Small Cap Discovery Fund A	288,584
29,666	Janus Triton Fund	693,880
47,988	Nuveen Real Estate Securities Fund	945,372
55,890	Oppenheimer Developing Markets Fund A	2,124,943
168,222	PIMCO Real Return Fund	1,845,401
44,035	T. Rowe Price Real Estate Fund	943,671
24,369	Third Avenue Real Estate Value Fund	702,305
19,170	Wells Fargo Advantage Common Stock Fund A	465,459

TOTAL EQUITY MUTUAL FUNDS — 76.91% (Cost $49,365,873)		$56,729,898

Account Balance

FIXED INTEREST CONTRACT
1,268,858(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	1,268,858

TOTAL FIXED INTEREST CONTRACT — 1.72% (Cost $1,268,858)		$1,268,858

TOTAL INVESTMENTS — 100.01% (Cost $66,841,415)		$73,773,208

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(8,920)

TOTAL NET ASSETS — 100.00%		$73,764,288

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
92,921	American Century Inflation Adjusted Bond Fund A	$1,071,375
1,609,395	Great-West Bond Index Fund Initial Class(a)	21,324,477
1,224,733	Great-West Federated Bond Fund Initial Class(a)	12,798,464
624,049	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,561,955
1,004,968	Great-West Putnam High Yield Bond Fund Initial Class(a)	8,582,428
92,915	Great-West Short Duration Bond Fund Initial Class(a)	963,523
517,935	Great-West Templeton Global Bond Fund Initial Class(a)	4,961,820
209,955	Metropolitan West High Yield Bond Fund	2,156,237
816,003	Oppenheimer International Bond Fund A	4,961,299

TOTAL BOND MUTUAL FUNDS — 29.77% (Cost $67,177,346)		$65,381,578

EQUITY MUTUAL FUNDS
80,831	Allianz NFJ Small Cap Value Fund A	2,680,344
64,054	Cohen & Steers International Realty Fund	726,376
479,328	Great-West American Century Growth Fund Initial Class(a)	5,986,812
861,938	Great-West Ariel Mid Cap Value Fund(a)	1,473,913
486,649	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,951,718
1,456,574	Great-West International Index Fund Initial Class(a)	16,575,816
97,331	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,683,418
294,149	Great-West MFS International Growth Fund Initial Class(a)	3,720,985
409,850	Great-West MFS International Value Fund Initial Class(a)	4,553,431
701,141	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,015,791
525,691	Great-West Putnam Equity Income Fund Initial Class(a)	7,322,878
471,775	Great-West Real Estate Index Fund Initial Class(a)	4,713,037

Shares		Fair Value

Equity Mutual Funds — (continued)
1,625,579	Great-West S&P 500® Index Fund Initial Class(a)	$26,626,976
808,774	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,403,706
637,029	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,236,788
369,880	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,319,933
126,828	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,794,024
64,893	Harbor International Fund Investor	4,563,935
97,136	Invesco Developing Markets Fund R5	3,144,275
93,878	Invesco Global Real Estate Fund R5	1,098,377
108,448	Invesco International Growth Fund R5	3,719,751
72,205	Invesco Small Cap Discovery Fund A	857,073
86,653	Janus Triton Fund	2,026,805
118,733	Nuveen Real Estate Securities Fund	2,339,048
192,839	Oppenheimer Developing Markets Fund A	7,331,743
290,672	PIMCO Real Return Fund	3,188,673
108,890	T. Rowe Price Real Estate Fund	2,333,507
51,870	Third Avenue Real Estate Value Fund	1,494,892
48,874	Wells Fargo Advantage Common Stock Fund A	1,186,659

TOTAL EQUITY MUTUAL FUNDS — 69.25% (Cost $130,787,262)		$152,070,684

Account Balance

FIXED INTEREST CONTRACT
2,190,066(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,190,066

TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $2,190,066)		$2,190,066

TOTAL INVESTMENTS — 100.02% (Cost $200,154,674)		$219,642,328

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(38,307)

TOTAL NET ASSETS — 100.00%		$219,604,021

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
236,656	American Century Inflation Adjusted Bond Fund A	$2,728,640
4,149,939	Great-West Bond Index Fund Initial Class(a)	54,986,693
3,154,202	Great-West Federated Bond Fund Initial Class(a)	32,961,410
1,610,159	Great-West Loomis Sayles Bond Fund Initial Class(a)	22,091,379
2,586,153	Great-West Putnam High Yield Bond Fund Initial Class(a)	22,085,751
243,118	Great-West Short Duration Bond Fund Initial Class(a)	2,521,132
1,330,267	Great-West Templeton Global Bond Fund Initial Class(a)	12,743,961
544,461	Metropolitan West High Yield Bond Fund	5,591,616
2,095,958	Oppenheimer International Bond Fund A	12,743,422

TOTAL BOND MUTUAL FUNDS — 15.98% (Cost $172,688,106)		$168,454,004

EQUITY MUTUAL FUNDS
477,156	Allianz NFJ Small Cap Value Fund A	15,822,487
372,647	Cohen & Steers International Realty Fund	4,225,817
2,839,728	Great-West American Century Growth Fund Initial Class(a)	35,468,204
5,125,180	Great-West Ariel Mid Cap Value Fund(a)	8,764,057
2,875,203	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	35,163,737
8,638,490	Great-West International Index Fund Initial Class(a)	98,306,018
574,066	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	15,827,002
1,745,901	Great-West MFS International Growth Fund Initial Class(a)	22,085,648
2,433,212	Great-West MFS International Value Fund Initial Class(a)	27,032,982
4,142,486	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	35,542,526
3,113,472	Great-West Putnam Equity Income Fund Initial Class(a)	43,370,664
2,306,259	Great-West Real Estate Index Fund Initial Class(a)	23,039,530

Shares		Fair Value

Equity Mutual Funds — (continued)
9,646,993	Great-West S&P 500® Index Fund Initial Class(a)	$158,017,738
4,795,396	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	67,615,077
3,776,337	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	48,828,040
2,190,787	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	43,355,683
752,090	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	16,568,548
385,644	Harbor International Fund Investor	27,122,361
573,671	Invesco Developing Markets Fund R5	18,569,721
531,623	Invesco Global Real Estate Fund R5	6,219,994
643,732	Invesco International Growth Fund R5	22,080,005
435,587	Invesco Small Cap Discovery Fund A	5,170,421
512,391	Janus Triton Fund	11,984,826
586,552	Nuveen Real Estate Securities Fund	11,555,081
1,141,984	Oppenheimer Developing Markets Fund A	43,418,227
745,567	PIMCO Real Return Fund	8,178,871
536,626	T. Rowe Price Real Estate Fund	11,499,890
296,648	Third Avenue Real Estate Value Fund	8,549,394
291,122	Wells Fargo Advantage Common Stock Fund A	7,068,438

TOTAL EQUITY MUTUAL FUNDS — 83.50% (Cost $754,244,187)		$880,450,987

Account Balance

FIXED INTEREST CONTRACT
5,671,767(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	5,671,767

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $5,671,767)		$5,671,767

TOTAL INVESTMENTS — 100.02% (Cost $932,604,060)		$1,054,576,758

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(185,316)

TOTAL NET ASSETS — 100.00%		$1,054,391,442

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
8,611	American Century Inflation Adjusted Bond Fund A	$99,286
142,875	Great-West Bond Index Fund Initial Class(a)	1,893,091
108,875	Great-West Federated Bond Fund Initial Class(a)	1,137,740
55,212	Great-West Loomis Sayles Bond Fund Initial Class(a)	757,507
88,676	Great-West Putnam High Yield Bond Fund Initial Class(a)	757,294
8,105	Great-West Short Duration Bond Fund Initial Class(a)	84,049
45,572	Great-West Templeton Global Bond Fund Initial Class(a)	436,578
18,682	Metropolitan West High Yield Bond Fund	191,867
71,745	Oppenheimer International Bond Fund A	436,211

TOTAL BOND MUTUAL FUNDS — 7.51% (Cost $5,943,653)		$5,793,623

EQUITY MUTUAL FUNDS
39,028	Allianz NFJ Small Cap Value Fund A	1,294,157
31,347	Cohen & Steers International Realty Fund	355,474
231,669	Great-West American Century Growth Fund Initial Class(a)	2,893,541
419,827	Great-West Ariel Mid Cap Value Fund(a)	717,904
234,715	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,870,568
706,199	Great-West International Index Fund Initial Class(a)	8,036,543
46,991	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,295,550
142,738	Great-West MFS International Growth Fund Initial Class(a)	1,805,631
198,138	Great-West MFS International Value Fund Initial Class(a)	2,201,311
340,005	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,917,240
253,289	Great-West Putnam Equity Income Fund Initial Class(a)	3,528,321
171,224	Great-West Real Estate Index Fund Initial Class(a)	1,710,529

Shares		Fair Value

Equity Mutual Funds — (continued)
783,510	Great-West S&P 500® Index Fund Initial Class(a)	$12,833,903
389,830	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,496,609
307,395	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,974,617
178,131	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,525,204
61,262	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,349,599
31,544	Harbor International Fund Investor	2,218,530
46,559	Invesco Developing Markets Fund R5	1,507,109
45,964	Invesco Global Real Estate Fund R5	537,775
52,573	Invesco International Growth Fund R5	1,803,264
35,090	Invesco Small Cap Discovery Fund A	416,515
41,942	Janus Triton Fund	981,024
43,406	Nuveen Real Estate Securities Fund	855,105
92,948	Oppenheimer Developing Markets Fund A	3,533,901
26,432	PIMCO Real Return Fund	289,956
39,851	T. Rowe Price Real Estate Fund	854,000
25,376	Third Avenue Real Estate Value Fund	731,352
23,794	Wells Fargo Advantage Common Stock Fund A	577,708

TOTAL EQUITY MUTUAL FUNDS — 92.25% (Cost $61,116,867)		$71,112,940

Account Balance

FIXED INTEREST CONTRACT
191,029(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	191,029

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $191,029)		$191,029

TOTAL INVESTMENTS — 100.01% (Cost $67,251,549)		$77,097,592

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(9,269)

TOTAL NET ASSETS — 100.00%		$77,088,323

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
496,294	Great-West Bond Index Fund Initial Class(a)	$6,575,896
377,732	Great-West Federated Bond Fund Initial Class(a)	3,947,302
192,335	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,638,843
308,981	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,638,697
169,878	Great-West Templeton Global Bond Fund Initial Class(a)	1,627,429
64,431	Metropolitan West High Yield Bond Fund	661,704
267,670	Oppenheimer International Bond Fund A	1,627,435

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $20,207,376)		$19,717,306

EQUITY MUTUAL FUNDS
53,410	Allianz NFJ Small Cap Value Fund A	1,771,079
32,054	Cohen & Steers International Realty Fund	363,490
274,908	Great-West American Century Growth Fund Initial Class(a)	3,433,596
495,654	Great-West Ariel Mid Cap Value Fund(a)	847,569
278,236	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,402,829
961,785	Great-West International Index Fund Initial Class(a)	10,945,116
64,253	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,771,466
195,016	Great-West MFS International Growth Fund Initial Class(a)	2,466,948
270,475	Great-West MFS International Value Fund Initial Class(a)	3,004,981
401,256	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,442,775

Shares		Fair Value

Equity Mutual Funds — (continued)
300,945	Great-West Putnam Equity Income Fund Initial Class(a)	$4,192,163
217,438	Great-West Real Estate Index Fund Initial Class(a)	2,172,202
932,805	Great-West S&P 500® Index Fund Initial Class(a)	15,279,338
463,431	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,534,369
420,159	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,432,657
211,794	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,191,406
72,925	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,606,544
42,778	Harbor International Fund Investor	3,008,593
73,094	Invesco Developing Markets Fund R5	2,366,058
47,004	Invesco Global Real Estate Fund R5	549,945
71,910	Invesco International Growth Fund R5	2,466,498
48,196	Invesco Small Cap Discovery Fund A	572,085
56,954	Janus Triton Fund	1,332,161
55,142	Nuveen Real Estate Securities Fund	1,086,293
145,487	Oppenheimer Developing Markets Fund A	5,531,412
50,541	T. Rowe Price Real Estate Fund	1,083,097
25,956	Third Avenue Real Estate Value Fund	748,046
28,092	Wells Fargo Advantage Common Stock Fund A	682,084

TOTAL EQUITY MUTUAL FUNDS — 82.09% (Cost $77,629,409)		$90,284,800

TOTAL INVESTMENTS — 100.02% (Cost $97,836,785)		$110,002,106

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(18,950)

TOTAL NET ASSETS — 100.00%		$109,983,156

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
1,205,817	Great-West Bond Index Fund Initial Class(a)	$15,977,081
917,651	Great-West Federated Bond Fund Initial Class(a)	9,589,454
466,805	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,404,563
743,553	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,349,941
412,728	Great-West Templeton Global Bond Fund Initial Class(a)	3,953,934
156,382	Metropolitan West High Yield Bond Fund	1,606,041
650,298	Oppenheimer International Bond Fund A	3,953,810

TOTAL BOND MUTUAL FUNDS — 8.92% (Cost $48,952,007)		$47,834,824

EQUITY MUTUAL FUNDS
288,891	Allianz NFJ Small Cap Value Fund A	9,579,641
189,495	Cohen & Steers International Realty Fund	2,148,878
1,494,835	Great-West American Century Growth Fund Initial Class(a)	18,670,486
2,699,049	Great-West Ariel Mid Cap Value Fund(a)	4,615,373
1,509,851	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,465,478
5,236,058	Great-West International Index Fund Initial Class(a)	59,586,346
347,890	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	9,591,337
1,057,938	Great-West MFS International Growth Fund Initial Class(a)	13,382,910
1,473,594	Great-West MFS International Value Fund Initial Class(a)	16,371,625
2,188,338	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	18,775,940

Shares		Fair Value

Equity Mutual Funds — (continued)
1,635,922	Great-West Putnam Equity Income Fund Initial Class(a)	$22,788,396
1,037,544	Great-West Real Estate Index Fund Initial Class(a)	10,365,062
5,055,634	Great-West S&P 500® Index Fund Initial Class(a)	82,811,281
2,513,414	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	35,439,132
2,276,041	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	29,429,214
1,150,326	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	22,764,948
394,253	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,685,391
235,242	Harbor International Fund Investor	16,544,586
397,582	Invesco Developing Markets Fund R5	12,869,730
269,768	Invesco Global Real Estate Fund R5	3,156,290
389,884	Invesco International Growth Fund R5	13,373,011
261,768	Invesco Small Cap Discovery Fund A	3,107,192
312,460	Janus Triton Fund	7,308,450
265,195	Nuveen Real Estate Securities Fund	5,224,337
789,748	Oppenheimer Developing Markets Fund A	30,026,233
242,704	T. Rowe Price Real Estate Fund	5,201,139
151,113	Third Avenue Real Estate Value Fund	4,355,086
154,442	Wells Fargo Advantage Common Stock Fund A	3,749,840

TOTAL EQUITY MUTUAL FUNDS — 91.10% (Cost $420,379,233)		$488,387,332

TOTAL INVESTMENTS — 100.02% (Cost $469,331,240)		$536,222,156

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(92,363)

TOTAL NET ASSETS — 100.00%		$536,129,793

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
56,077	Great-West Bond Index Fund Initial Class(a)	$	743,020
42,751	Great-West Federated Bond Fund Initial Class(a)		446,745
21,661	Great-West Loomis Sayles Bond Fund Initial Class(a)		297,184
35,290	Great-West Putnam High Yield Bond Fund Initial Class(a)		301,376
19,327	Great-West Templeton Global Bond Fund Initial Class(a)		185,157
7,149	Metropolitan West High Yield Bond Fund		73,425
30,448	Oppenheimer International Bond Fund A		185,125

TOTAL BOND MUTUAL FUNDS — 5.14% (Cost $2,287,665)		$	2,232,032

EQUITY MUTUAL FUNDS
24,419	Allianz NFJ Small Cap Value Fund A		809,746
17,652	Cohen & Steers International Realty Fund		200,178
126,019	Great-West American Century Growth Fund Initial Class(a)		1,573,975
228,610	Great-West Ariel Mid Cap Value Fund(a)		390,923
127,864	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		1,563,776
442,221	Great-West International Index Fund Initial Class(a)		5,032,479
29,430	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		811,391
89,584	Great-West MFS International Growth Fund Initial Class(a)		1,133,238
123,972	Great-West MFS International Value Fund Initial Class(a)		1,377,329
186,438	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		1,599,633

Shares			Fair Value

Equity Mutual Funds — (continued)
137,937	Great-West Putnam Equity Income Fund Initial Class(a)	$	1,921,463
82,529	Great-West Real Estate Index Fund Initial Class(a)		824,468
425,528	Great-West S&P 500® Index Fund Initial Class(a)		6,970,156
211,909	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,987,917
191,995	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,482,494
96,998	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,919,582
33,300	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		733,597
19,807	Harbor International Fund Investor		1,393,014
33,341	Invesco Developing Markets Fund R5		1,079,231
25,489	Invesco Global Real Estate Fund R5		298,221
33,032	Invesco International Growth Fund R5		1,132,994
21,904	Invesco Small Cap Discovery Fund A		260,006
26,255	Janus Triton Fund		614,097
20,929	Nuveen Real Estate Securities Fund		412,303
66,442	Oppenheimer Developing Markets Fund A		2,526,132
19,200	T. Rowe Price Real Estate Fund		411,460
14,161	Third Avenue Real Estate Value Fund		408,114
12,848	Wells Fargo Advantage Common Stock Fund A		311,945

TOTAL EQUITY MUTUAL FUNDS — 94.87% (Cost $35,263,555)		$	41,179,862

TOTAL INVESTMENTS — 100.01% (Cost $37,551,220)		$	43,411,894

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(5,098)

TOTAL NET ASSETS — 100.00%		$	43,406,796

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
104,795	Great-West Bond Index Fund Initial Class(a)	$1,388,541
79,770	Great-West Federated Bond Fund Initial Class(a)	833,600
40,625	Great-West Loomis Sayles Bond Fund Initial Class(a)	557,370
65,246	Great-West Putnam High Yield Bond Fund Initial Class(a)	557,200
42,788	Great-West Templeton Global Bond Fund Initial Class(a)	409,909
13,601	Metropolitan West High Yield Bond Fund	139,681
67,386	Oppenheimer International Bond Fund A	409,707

TOTAL BOND MUTUAL FUNDS — 15.03% (Cost $4,400,287)		$4,296,008

EQUITY MUTUAL FUNDS
15,164	Allianz NFJ Small Cap Value Fund A	502,828
8,328	Cohen & Steers International Realty Fund	94,444
68,889	Great-West American Century Growth Fund Initial Class(a)	860,427
123,848	Great-West Ariel Mid Cap Value Fund(a)	211,780
69,944	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	855,418
275,392	Great-West International Index Fund Initial Class(a)	3,133,966
18,277	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	503,908
55,693	Great-West MFS International Growth Fund Initial Class(a)	704,512
77,469	Great-West MFS International Value Fund Initial Class(a)	860,678
101,612	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	871,833

Shares		Fair Value

Equity Mutual Funds — (continued)
75,390	Great-West Putnam Equity Income Fund Initial Class(a)	$1,050,181
51,390	Great-West Real Estate Index Fund Initial Class(a)	513,382
232,214	Great-West S&P 500® Index Fund Initial Class(a)	3,803,661
115,683	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,631,135
119,502	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,545,156
53,033	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,049,532
18,196	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	400,857
12,291	Harbor International Fund Investor	864,391
23,668	Invesco Developing Markets Fund R5	766,140
12,186	Invesco Global Real Estate Fund R5	142,578
20,525	Invesco International Growth Fund R5	704,011
13,724	Invesco Small Cap Discovery Fund A	162,903
16,342	Janus Triton Fund	382,230
13,117	Nuveen Real Estate Securities Fund	258,396
47,133	Oppenheimer Developing Markets Fund A	1,791,978
12,005	T. Rowe Price Real Estate Fund	257,275
6,749	Third Avenue Real Estate Value Fund	194,498
7,062	Wells Fargo Advantage Common Stock Fund A	171,469

TOTAL EQUITY MUTUAL FUNDS — 84.99% (Cost $21,431,362)		$24,289,567

TOTAL INVESTMENTS — 100.02% (Cost $25,831,649)		$28,585,575

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(4,825)

TOTAL NET ASSETS — 100.00%		$28,580,750

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
263,135	Great-West Bond Index Fund Initial Class(a)	$3,486,532
199,776	Great-West Federated Bond Fund Initial Class(a)	2,087,660
102,333	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,404,004
162,751	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,389,895
107,285	Great-West Templeton Global Bond Fund Initial Class(a)	1,027,788
34,274	Metropolitan West High Yield Bond Fund	351,998
168,865	Oppenheimer International Bond Fund A	1,026,699

TOTAL BOND MUTUAL FUNDS — 7.91% (Cost $11,013,256)		$10,774,576

EQUITY MUTUAL FUNDS
78,108	Allianz NFJ Small Cap Value Fund A	2,590,054
47,020	Cohen & Steers International Realty Fund	533,207
357,284	Great-West American Century Growth Fund Initial Class(a)	4,462,474
646,027	Great-West Ariel Mid Cap Value Fund(a)	1,104,706
363,228	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	4,442,279
1,433,287	Great-West International Index Fund Initial Class(a)	16,310,804
94,435	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,603,577
290,035	Great-West MFS International Growth Fund Initial Class(a)	3,668,937
403,295	Great-West MFS International Value Fund Initial Class(a)	4,480,604
529,910	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	4,546,630

Shares		Fair Value

Equity Mutual Funds — (continued)
390,529	Great-West Putnam Equity Income Fund Initial Class(a)	$5,440,075
231,891	Great-West Real Estate Index Fund Initial Class(a)	2,316,588
1,205,808	Great-West S&P 500® Index Fund Initial Class(a)	19,751,137
598,615	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	8,440,465
617,262	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	7,981,198
274,553	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	5,433,413
94,134	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,073,779
64,415	Harbor International Fund Investor	4,530,330
122,515	Invesco Developing Markets Fund R5	3,965,817
67,262	Invesco Global Real Estate Fund R5	786,963
106,720	Invesco International Growth Fund R5	3,660,497
70,922	Invesco Small Cap Discovery Fund A	841,847
85,388	Janus Triton Fund	1,997,226
58,753	Nuveen Real Estate Securities Fund	1,157,433
244,479	Oppenheimer Developing Markets Fund A	9,295,106
53,884	T. Rowe Price Real Estate Fund	1,154,744
37,926	Third Avenue Real Estate Value Fund	1,093,030
36,370	Wells Fargo Advantage Common Stock Fund A	883,056

TOTAL EQUITY MUTUAL FUNDS — 92.11% (Cost $109,843,385)		$125,545,976

TOTAL INVESTMENTS — 100.02% (Cost $120,856,641)		$136,320,552

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(23,596)

TOTAL NET ASSETS — 100.00%		$136,296,956

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
7,268	Great-West Bond Index Fund Initial Class(a)	$96,298
5,519	Great-West Federated Bond Fund Initial Class(a)	57,674
2,821	Great-West Loomis Sayles Bond Fund Initial Class(a)	38,712
4,532	Great-West Putnam High Yield Bond Fund Initial Class(a)	38,702
2,985	Great-West Templeton Global Bond Fund Initial Class(a)	28,599
931	Metropolitan West High Yield Bond Fund	9,559
4,703	Oppenheimer International Bond Fund A	28,593

TOTAL BOND MUTUAL FUNDS — 4.97% (Cost $304,412)		$298,137

EQUITY MUTUAL FUNDS
3,565	Allianz NFJ Small Cap Value Fund A	118,223
2,376	Cohen & Steers International Realty Fund	26,943
16,271	Great-West American Century Growth Fund Initial Class(a)	203,224
29,408	Great-West Ariel Mid Cap Value Fund(a)	50,287
16,673	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	203,906
64,835	Great-West International Index Fund Initial Class(a)	737,821
4,307	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	118,738
13,125	Great-West MFS International Growth Fund Initial Class(a)	166,026
18,248	Great-West MFS International Value Fund Initial Class(a)	202,740
24,611	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	211,166

Shares		Fair Value

Equity Mutual Funds — (continued)
17,713	Great-West Putnam Equity Income Fund Initial Class(a)	$246,738
9,643	Great-West Real Estate Index Fund Initial Class(a)	96,337
54,650	Great-West S&P 500® Index Fund Initial Class(a)	895,173
27,225	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	383,873
28,115	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	363,529
12,454	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	246,472
4,275	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	94,171
2,915	Harbor International Fund Investor	205,039
5,572	Invesco Developing Markets Fund R5	180,374
3,416	Invesco Global Real Estate Fund R5	39,968
4,836	Invesco International Growth Fund R5	165,865
3,221	Invesco Small Cap Discovery Fund A	38,227
3,893	Janus Triton Fund	91,057
2,446	Nuveen Real Estate Securities Fund	48,182
11,083	Oppenheimer Developing Markets Fund A	421,388
2,243	T. Rowe Price Real Estate Fund	48,069
1,910	Third Avenue Real Estate Value Fund	55,032
1,648	Wells Fargo Advantage Common Stock Fund A	40,016

TOTAL EQUITY MUTUAL FUNDS — 95.04% (Cost $5,184,935)		$5,698,584

TOTAL INVESTMENTS — 100.01% (Cost $5,489,347)		$5,996,721

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(788)

TOTAL NET ASSETS — 100.00%		$5,995,933

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$153,217,504	$696,007,406	$23,989,883
Investments at fair value, unaffiliated(b)	53,888,201	233,820,224	7,672,951
Subscriptions receivable	165,592	3,116,371	16,752
Receivable for investments sold	1,702,624	641,841	11,669

Total Assets	208,973,921	933,585,842	31,691,255

LIABILITIES:
Payable to investment adviser	21,949	96,223	3,335
Redemptions payable	1,839,517	3,126,644	21,848
Payable for investments purchased	28,698	631,568	6,574
Payable for distribution fees	14,348	67,551	882

Total Liabilities	1,904,512	3,921,986	32,639

NET ASSETS	$207,069,409	$929,663,856	$31,658,616

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,651,282	$6,858,514	$228,354
Paid-in capital in excess of par	201,133,215	876,313,973	29,889,522
Net unrealized appreciation on investments	2,511,915	36,157,127	998,503
Accumulated net realized gain on investments	1,772,997	10,334,242	542,237

NET ASSETS	$207,069,409	$929,663,856	$31,658,616

NET ASSETS BY CLASS
Class T	$38,625,461	$158,141,820	$21,507,973

Class T1	$168,443,948	$745,924,764	$10,150,643

Class L	N/A	$25,597,272	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	80,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,088,755	11,515,555	1,550,743
Class T1	13,424,067	54,411,002	732,793
Class L	N/A	2,658,585	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.51	$13.73	$13.87

Class T1	$12.55	$13.71	$13.85

Class L	N/A	$9.63	N/A

(a) Cost of investments, affiliated	$148,774,382	$654,848,936	$22,909,632
(b) Cost of investments, unaffiliated	$55,819,408	$238,821,567	$7,754,699

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$224,508,577	$1,085,024,753	$58,073,509
Investments at fair value, unaffiliated(b)	63,238,741	299,292,106	15,699,699
Subscriptions receivable	516,783	2,775,756	140,693
Receivable for investments sold	3,693,766	378,307	40,563

Total Assets	291,957,867	1,387,470,922	73,954,464

LIABILITIES:
Payable to investment adviser	30,313	142,789	7,598
Redemptions payable	4,114,412	3,154,063	100,637
Payable for investments purchased	96,136	–	80,618
Payable for distribution fees	19,810	101,803	1,323

Total Liabilities	4,260,671	3,398,655	190,176

NET ASSETS	$287,697,196	$1,384,072,267	$73,764,288

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,101,905	$9,186,476	$462,052
Paid-in capital in excess of par	268,510,299	1,245,059,459	64,608,430
Net unrealized appreciation on investments	12,487,584	105,750,074	6,931,793
Accumulated net realized gain on investments	4,597,408	24,076,258	1,762,013

NET ASSETS	$287,697,196	$1,384,072,267	$73,764,288

NET ASSETS BY CLASS
Class T	$54,464,158	$207,545,803	$57,693,867

Class T1	$233,233,038	$1,145,487,719	$16,070,421

Class L	N/A	$31,038,745	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	100,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,977,735	13,551,202	3,616,019
Class T1	17,041,312	75,176,949	1,004,498
Class L	N/A	3,136,610	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.69	$15.32	$15.96

Class T1	$13.69	$15.24	$16.00

Class L	N/A	$9.90	N/A

(a) Cost of investments, affiliated	$212,071,964	$987,330,603	$51,859,624
(b) Cost of investments, unaffiliated	$63,187,770	$291,236,182	$14,981,791

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$174,761,959	$832,047,547	$60,414,358
Investments at fair value, unaffiliated(b)	44,880,369	222,529,211	16,683,234
Subscriptions receivable	296,019	2,436,400	108,953
Receivable for investments sold	2,057,587	3,014,423	–

Total Assets	221,995,934	1,060,027,581	77,206,545

LIABILITIES:
Payable to investment adviser	23,010	107,791	7,837
Redemptions payable	2,335,088	5,365,190	–
Payable for investments purchased	18,518	85,632	108,953
Payable for distribution fees	15,297	77,526	1,432

Total Liabilities	2,391,913	5,636,139	118,222

NET ASSETS	$219,604,021	$1,054,391,442	$77,088,323

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,440,389	$6,330,209	$448,435
Paid-in capital in excess of par	193,646,247	899,617,634	64,615,520
Net unrealized appreciation on investments	19,487,654	121,972,698	9,846,043
Accumulated net realized gain on investments	5,029,731	26,470,901	2,178,325

NET ASSETS	$219,604,021	$1,054,391,442	$77,088,323

NET ASSETS BY CLASS
Class T	$37,598,526	$148,359,547	$59,137,182

Class T1	$182,005,495	$883,355,107	$17,951,141

Class L	N/A	$22,676,788	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	70,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	2,465,262	8,764,892	3,440,844
Class T1	11,938,631	52,343,365	1,043,509
Class L	N/A	2,193,835	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.25	$16.93	$17.19

Class T1	$15.25	$16.88	$17.20

Class L	N/A	$10.34	N/A

(a) Cost of investments, affiliated	$157,620,808	$725,985,723	$51,928,384
(b) Cost of investments, unaffiliated	$42,533,866	$206,618,337	$15,323,165

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$86,152,126	$414,017,892	$33,295,903
Investments at fair value, unaffiliated(b)	23,849,980	122,204,264	10,115,991
Subscriptions receivable	186,293	1,959,579	63,754
Receivable for investments sold	1,148,749	642,216	–

Total Assets	111,337,148	538,823,951	43,475,648

LIABILITIES:
Payable to investment adviser	11,499	54,475	4,450
Redemptions payable	1,302,249	2,229,517	1,019
Payable for investments purchased	32,793	372,277	62,735
Payable for distribution fees	7,451	37,889	648

Total Liabilities	1,353,992	2,694,158	68,852

NET ASSETS	$109,983,156	$536,129,793	$43,406,796

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$683,443	$3,107,501	$248,267
Paid-in capital in excess of par	93,981,748	452,634,602	35,996,030
Net unrealized appreciation on investments	12,165,321	66,890,916	5,860,674
Accumulated net realized gain on investments	3,152,644	13,496,774	1,301,825

NET ASSETS	$109,983,156	$536,129,793	$43,406,796

NET ASSETS BY CLASS
Class T	$21,328,256	$86,096,379	$35,613,987

Class T1	$88,654,900	$441,801,646	$7,792,809

Class L	N/A	$8,231,768	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,324,307	4,916,931	2,036,527
Class T1	5,510,121	25,376,414	446,139
Class L	N/A	781,664	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$16.11	$17.51	$17.49

Class T1	$16.09	$17.41	$17.47

Class L	N/A	$10.53	N/A

(a) Cost of investments, affiliated	$75,824,405	$357,428,300	$28,349,189
(b) Cost of investments, unaffiliated	$22,012,380	$111,902,940	$9,202,031

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$21,743,046	$102,452,545	$4,480,186
Investments at fair value, unaffiliated(b)	6,842,529	33,868,007	1,516,535
Subscriptions receivable	62,215	388,815	15,744
Receivable for investments sold	95,920	85,011	–

Total Assets	28,743,710	136,794,378	6,012,465

LIABILITIES:
Payable to investment adviser	2,936	13,829	605
Redemptions payable	151,602	440,995	1,018
Payable for investments purchased	6,533	32,831	14,726
Payable for distribution fees	1,889	9,767	183

Total Liabilities	162,960	497,422	16,532

NET ASSETS	$28,580,750	$136,296,956	$5,995,933

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$183,801	$792,597	$34,187
Paid-in capital in excess of par	24,852,863	116,837,536	5,247,931
Net unrealized appreciation on investments	2,753,926	15,463,911	507,374
Accumulated net realized gain on investments	790,160	3,202,912	206,441

NET ASSETS	$28,580,750	$136,296,956	$5,995,933

NET ASSETS BY CLASS
Class T	$5,779,903	$20,055,879	$3,809,210

Class T1	$22,800,847	$114,332,961	$2,186,723

Class L	N/A	$1,908,116	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	371,346	1,151,926	216,900
Class T1	1,466,665	6,591,345	124,969
Class L	N/A	182,698	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.56	$17.41	$17.56

Class T1	$15.55	$17.35	$17.50

Class L	N/A	$10.44	N/A

(a) Cost of investments, affiliated	$19,434,845	$89,596,650	$4,060,489
(b) Cost of investments, unaffiliated	$6,396,804	$31,259,991	$1,428,858

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$191,082	$651,335	$16,295
Dividends, affiliated	3,574,759	15,431,903	508,880
Dividends, unaffiliated	1,071,371	4,211,232	127,898

Total Income	4,837,212	20,294,470	653,073

EXPENSES:
Management fees	253,041	1,012,151	30,719
Distribution fees - Class T1	157,755	682,630	6,363
Distribution fees - Class L	–	41,394	–

Total Expenses	410,796	1,736,175	37,082

NET INVESTMENT INCOME	4,426,416	18,558,295	615,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	5,816,595	12,876,062	1,023,356
Net realized gain on investments, unaffiliated	939,822	4,834,390	240,159
Realized gain distributions received, affiliated	2,319,083	12,637,273	506,159
Realized gain distributions received, unaffiliated	640,268	2,925,722	106,899

Net Realized Gain on Investments	9,715,768	33,273,447	1,876,573

Net change in unrealized appreciation (depreciation) on investments	(1,722,637)	17,971,543	319,836

Net Realized and Unrealized Gain on Investments	7,993,131	51,244,990	2,196,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,419,547	$69,803,285	$2,812,400

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$125,619	$391,147	$13,204
Dividends, affiliated	5,279,750	24,180,723	1,298,797
Dividends, unaffiliated	1,300,581	5,284,267	257,256

Total Income	6,705,950	29,856,137	1,569,257

EXPENSES:
Management fees	332,886	1,418,347	74,857
Distribution fees - Class T1	206,023	985,453	11,191
Distribution fees - Class L	–	53,302	–

Total Expenses	538,909	2,457,102	86,048

NET INVESTMENT INCOME	6,167,041	27,399,035	1,483,209

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	7,715,063	15,950,710	1,796,568
Net realized gain on investments, unaffiliated	2,335,031	9,949,786	849,627
Realized gain distributions received, affiliated	4,279,260	25,246,886	1,613,101
Realized gain distributions received, unaffiliated	845,798	4,443,253	260,422

Net Realized Gain on Investments	15,175,152	55,590,635	4,519,718

Net change in unrealized appreciation on investments	5,580,020	73,092,955	4,453,599

Net Realized and Unrealized Gain on Investments	20,755,172	128,683,590	8,973,317

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,922,213	$156,082,625	$10,456,526

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$24,328	$54,896	$1,902
Dividends, affiliated	4,101,457	18,551,574	1,342,798
Dividends, unaffiliated	831,374	3,353,817	232,148

Total Income	4,957,159	21,960,287	1,576,848

EXPENSES:
Management fees	248,967	1,027,815	75,086
Distribution fees - Class T1	157,920	722,404	11,683
Distribution fees - Class L	–	35,956	–

Total Expenses	406,887	1,786,175	86,769

NET INVESTMENT INCOME	4,550,272	20,174,112	1,490,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	6,238,161	6,899,817	1,351,298
Net realized gain on investments, unaffiliated	2,591,971	9,058,563	942,467
Realized gain distributions received, affiliated	4,414,346	24,678,392	1,962,485
Realized gain distributions received, unaffiliated	735,655	3,921,763	307,620

Net Realized Gain on Investments	13,980,133	44,558,535	4,563,870

Net change in unrealized appreciation on investments	12,892,833	93,455,461	6,927,074

Net Realized and Unrealized Gain on Investments	26,872,966	138,013,996	11,490,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,423,238	$158,188,108	$12,981,023

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$2,007,563	$9,133,932	$740,532
Dividends, unaffiliated	379,737	1,629,148	132,867

Total Income	2,387,300	10,763,080	873,399

EXPENSES:
Management fees	121,551	504,233	43,665
Distribution fees - Class T1	75,235	347,224	5,530
Distribution fees - Class L	–	12,390	–

Total Expenses	196,786	863,847	49,195

NET INVESTMENT INCOME	2,190,514	9,899,233	824,204

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	3,063,440	2,224,093	839,696
Net realized gain on investments, unaffiliated	1,419,456	4,125,083	559,476
Realized gain distributions received, affiliated	2,515,346	13,064,748	1,097,863
Realized gain distributions received, unaffiliated	423,750	2,181,598	184,491

Net Realized Gain on Investments	7,421,992	21,595,522	2,681,526

Net change in unrealized appreciation on investments	8,609,740	52,775,826	4,216,133

Net Realized and Unrealized Gain on Investments	16,031,732	74,371,348	6,897,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,222,246	$84,270,581	$7,721,863

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$498,725	$2,216,382	$95,560
Dividends, unaffiliated	99,895	420,441	18,184

Total Income	598,620	2,636,823	113,744

EXPENSES:
Management fees	31,545	122,488	5,254
Distribution fees - Class T1	18,338	86,194	1,710
Distribution fees - Class L	–	2,694	–

Total Expenses	49,883	211,376	6,964

Less amount waived by distributor - Class T1	–	–	50
Less amount waived by distributor - Class L	–	36	–

Net Expenses	49,883	211,340	6,914

NET INVESTMENT INCOME	548,737	2,425,483	106,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,101,877	557,148	185,211
Net realized gain on investments, unaffiliated	456,974	904,052	80,558
Realized gain distributions received, affiliated	635,273	3,191,729	143,183
Realized gain distributions received, unaffiliated	115,474	577,843	25,762

Net Realized Gain on Investments	2,309,598	5,230,772	434,714

Net change in unrealized appreciation on investments	1,898,757	12,606,637	392,999

Net Realized and Unrealized Gain on Investments	4,208,355	17,837,409	827,713

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,757,092	$20,262,892	$934,543

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$4,426,416	$4,420,057
Net realized gain on investments	9,715,768	4,600,024
Net change in unrealized appreciation (depreciation) on investments	(1,722,637)	6,370,714

Net Increase in Net Assets Resulting from Operations	12,419,547	15,390,795

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,223,071)	(1,375,688)
Class T1	(4,299,858)	(3,319,235)

From net investment income	(5,522,929)	(4,694,923)

From net realized gains
Class T	(1,830,326)	(899,044)
Class T1	(7,061,277)	(2,159,707)

From net realized gains	(8,891,603)	(3,058,751)

Total Distributions	(14,414,532)	(7,753,674)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	14,288,936	39,638,001
Class T1	81,929,329	81,599,557
Shares issued in reinvestment of distributions
Class T	3,053,397	2,274,732
Class T1	11,361,135	5,478,942
Shares redeemed
Class T	(35,459,443)	(16,398,268)
Class T1	(63,428,382)	(33,341,602)

Net Increase in Net Assets Resulting from Capital Share Transactions	11,744,972	79,251,362

Total Increase in Net Assets	9,749,987	86,888,483

NET ASSETS:
Beginning of year	197,319,422	110,430,939

End of year	$207,069,409	$197,319,422

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,103,961	3,202,753
Class T1	6,318,645	6,464,394
Shares issued in reinvestment of distributions
Class T	243,960	181,309
Class T1	904,675	434,999
Shares redeemed
Class T	(2,748,891)	(1,312,183)
Class T1	(4,889,296)	(2,638,618)

Net Increase	933,054	6,332,654

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$18,558,295	$14,398,969
Net realized gain on investments	33,273,447	16,263,082
Net change in unrealized appreciation on investments	17,971,543	26,929,775

Net Increase in Net Assets Resulting from Operations	69,803,285	57,591,826

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,987,333)	(2,676,651)
Class T1	(17,775,223)	(12,064,604)
Class L	(753,421)	(271,948)

From net investment income	(22,515,977)	(15,013,203)

From net realized gains
Class T	(4,557,011)	(2,029,633)
Class T1	(21,423,728)	(9,399,722)
Class L	(939,907)	(198,389)

From net realized gains	(26,920,646)	(11,627,744)

Total Distributions	(49,436,623)	(26,640,947)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	68,181,851	105,321,047
Class T1	341,272,380	338,930,647
Class L	19,712,397	9,039,407
Shares issued in reinvestment of distributions
Class T	8,544,344	4,706,284
Class T1	39,198,951	21,464,326
Class L	1,693,328	470,337
Shares redeemed
Class T	(44,437,905)	(28,584,107)
Class T1	(236,003,338)	(154,458,044)
Class L	(5,222,714)	(1,728,537)

Net Increase in Net Assets Resulting from Capital Share Transactions	192,939,294	295,161,360

Total Increase in Net Assets	213,305,956	326,112,239

NET ASSETS:
Beginning of year	716,357,900	390,245,661

End of year	$929,663,856	$716,357,900

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	4,926,526	7,995,582
Class T1	24,709,961	25,682,513
Class L	1,986,270	936,207
Shares issued in reinvestment of distributions
Class T	626,507	356,257
Class T1	2,880,388	1,626,699
Class L	176,138	49,365
Shares redeemed
Class T	(3,216,192)	(2,163,570)
Class T1	(17,073,582)	(11,737,441)
Class L	(527,602)	(179,240)

Net Increase	14,488,414	22,566,372

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$615,991	$522,023
Net realized gain on investments	1,876,573	958,130
Net change in unrealized appreciation on investments	319,836	851,150

Net Increase in Net Assets Resulting from Operations	2,812,400	2,331,303

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(626,589)	(682,602)
Class T1	(263,263)	(280,894)

From net investment income	(889,852)	(963,496)

From net realized gains
Class T	(987,273)	(196,266)
Class T1	(406,452)	(79,897)

From net realized gains	(1,393,725)	(276,163)

Total Distributions	(2,283,577)	(1,239,659)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,600,633	19,853,468
Class T1	10,615,760	1,038,874
Shares issued in reinvestment of distributions
Class T	1,613,862	878,868
Class T1	669,715	360,791
Shares redeemed
Class T	(3,093,999)	(7,348,839)
Class T1	(8,361,507)	(1,327,610)

Net Increase in Net Assets Resulting from Capital Share Transactions	7,044,464	13,455,552

Total Increase in Net Assets	7,573,287	14,547,196

NET ASSETS:
Beginning of year	24,085,329	9,538,133

End of year	$31,658,616	$24,085,329

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	396,176	1,505,350
Class T1	743,012	76,564
Shares issued in reinvestment of distributions
Class T	116,737	65,918
Class T1	48,458	26,969
Shares redeemed
Class T	(220,004)	(544,579)
Class T1	(590,740)	(98,987)

Net Increase	493,639	1,031,235

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$6,167,041	$5,000,137
Net realized gain on investments	15,175,152	5,500,536
Net change in unrealized appreciation on investments	5,580,020	11,030,707

Net Increase in Net Assets Resulting from Operations	26,922,213	21,531,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,656,314)	(1,557,936)
Class T1	(5,886,005)	(3,649,053)

From net investment income	(7,542,319)	(5,206,989)

From net realized gains
Class T	(2,497,356)	(1,212,415)
Class T1	(9,499,450)	(2,778,821)

From net realized gains	(11,996,806)	(3,991,236)

Total Distributions	(19,539,125)	(9,198,225)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	20,026,055	33,043,320
Class T1	111,763,593	98,969,973
Shares issued in reinvestment of distributions
Class T	4,153,670	2,770,351
Class T1	15,385,455	6,427,874
Shares redeemed
Class T	(42,858,865)	(11,603,496)
Class T1	(68,049,283)	(39,875,474)

Net Increase in Net Assets Resulting from Capital Share Transactions	40,420,625	89,732,548

Total Increase in Net Assets	47,803,713	102,065,703

NET ASSETS:
Beginning of year	239,893,483	137,827,780

End of year	$287,697,196	$239,893,483

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,448,129	2,541,425
Class T1	8,047,497	7,532,593
Shares issued in reinvestment of distributions
Class T	304,983	210,787
Class T1	1,128,239	488,756
Shares redeemed
Class T	(3,075,316)	(884,576)
Class T1	(4,894,390)	(3,024,718)

Net Increase	2,959,142	6,864,267

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$27,399,035	$16,691,806
Net realized gain on investments	55,590,635	19,391,769
Net change in unrealized appreciation on investments	73,092,955	51,409,102

Net Increase in Net Assets Resulting from Operations	156,082,625	87,492,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(5,032,293)	(2,653,911)
Class T1	(26,631,690)	(14,377,679)
Class L	(1,023,025)	(380,717)

From net investment income	(32,687,008)	(17,412,307)

From net realized gains
Class T	(5,405,402)	(2,192,344)
Class T1	(30,027,427)	(12,106,355)
Class L	(1,164,331)	(297,526)

From net realized gains	(36,597,160)	(14,596,225)

Total Distributions	(69,284,168)	(32,008,532)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	88,158,678	110,126,072
Class T1	493,838,444	428,898,067
Class L	21,137,701	12,620,140
Shares issued in reinvestment of distributions
Class T	10,437,695	4,846,255
Class T1	56,659,117	26,484,034
Class L	2,187,356	678,243
Shares redeemed
Class T	(40,087,599)	(32,588,193)
Class T1	(257,897,516)	(167,163,690)
Class L	(6,610,683)	(3,326,837)

Net Increase in Net Assets Resulting from Capital Share Transactions	367,823,193	380,574,091

Total Increase in Net Assets	454,621,650	436,058,236

NET ASSETS:
Beginning of year	929,450,617	493,392,381

End of year	$1,384,072,267	$929,450,617

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	5,887,102	8,011,250
Class T1	33,058,908	31,142,089
Class L	2,115,526	1,343,544
Shares issued in reinvestment of distributions
Class T	690,057	348,419
Class T1	3,765,745	1,910,990
Class L	222,356	72,872
Shares redeemed
Class T	(2,667,219)	(2,347,671)
Class T1	(17,183,307)	(12,139,711)
Class L	(662,252)	(355,116)

Net Increase	25,226,916	27,986,666

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$1,483,209	$944,700
Net realized gain on investments	4,519,718	1,036,434
Net change in unrealized appreciation on investments	4,453,599	3,162,696

Net Increase in Net Assets Resulting from Operations	10,456,526	5,143,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,414,244)	(1,031,558)
Class T1	(358,094)	(228,971)

From net investment income	(1,772,338)	(1,260,529)

From net realized gains
Class T	(2,338,361)	(338,467)
Class T1	(615,680)	(78,938)

From net realized gains	(2,954,041)	(417,405)

Total Distributions	(4,726,379)	(1,677,934)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,081,010	38,987,497
Class T1	9,383,545	2,480,578
Shares issued in reinvestment of distributions
Class T	3,752,605	1,370,025
Class T1	973,774	307,909
Shares redeemed
Class T	(6,392,804)	(5,092,714)
Class T1	(5,516,964)	(2,222,358)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,281,166	35,830,937

Total Increase in Net Assets	19,011,313	39,296,833

NET ASSETS:
Beginning of year	54,752,975	15,456,142

End of year	$73,764,288	$54,752,975

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	705,283	2,832,819
Class T1	585,057	175,645
Shares issued in reinvestment of distributions
Class T	237,589	96,681
Class T1	61,372	21,667
Shares redeemed
Class T	(406,415)	(365,126)
Class T1	(356,194)	(160,750)

Net Increase	826,692	2,600,936

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$4,550,272	$3,026,473
Net realized gain on investments	13,980,133	3,829,608
Net change in unrealized appreciation on investments	12,892,833	11,237,803

Net Increase in Net Assets Resulting from Operations	31,423,238	18,093,884

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,101,936)	(886,434)
Class T1	(4,568,036)	(2,314,454)

From net investment income	(5,669,972)	(3,200,888)

From net realized gains
Class T	(1,874,068)	(860,866)
Class T1	(7,991,848)	(2,171,892)

From net realized gains	(9,865,916)	(3,032,758)

Total Distributions	(15,535,888)	(6,233,646)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	16,612,858	19,581,896
Class T1	79,691,801	70,439,969
Shares issued in reinvestment of distributions
Class T	2,976,004	1,747,300
Class T1	12,559,884	4,486,346
Shares redeemed
Class T	(33,136,036)	(7,775,741)
Class T1	(45,552,406)	(31,447,708)

Net Increase in Net Assets Resulting from Capital Share Transactions	33,152,105	57,032,062

Total Increase in Net Assets	49,039,455	68,892,300

NET ASSETS:
Beginning of year	170,564,566	101,672,266

End of year	$219,604,021	$170,564,566

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,108,417	1,437,148
Class T1	5,281,988	5,126,446
Shares issued in reinvestment of distributions
Class T	197,240	126,200
Class T1	830,355	323,633
Shares redeemed
Class T	(2,157,568)	(567,568)
Class T1	(2,994,211)	(2,282,433)

Net Increase	2,266,221	4,163,426

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$20,174,112	$9,387,706
Net realized gain on investments	44,558,535	10,971,014
Net change in unrealized appreciation on investments	93,455,461	46,025,970

Net Increase in Net Assets Resulting from Operations	158,188,108	66,384,690

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,416,018)	(1,412,772)
Class T1	(19,417,567)	(8,344,057)
Class L	(757,105)	(200,219)

From net investment income	(23,590,690)	(9,957,048)

From net realized gains
Class T	(2,979,758)	(1,212,743)
Class T1	(17,709,389)	(7,466,268)
Class L	(680,096)	(160,098)

From net realized gains	(21,369,243)	(8,839,109)

Total Distributions	(44,959,933)	(18,796,157)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	60,021,589	67,283,328
Class T1	386,462,187	300,059,415
Class L	16,937,008	7,947,229
Shares issued in reinvestment of distributions
Class T	6,395,776	2,625,515
Class T1	37,126,956	15,810,325
Class L	1,437,201	360,317
Shares redeemed
Class T	(20,052,175)	(16,413,822)
Class T1	(177,418,442)	(117,283,703)
Class L	(5,040,905)	(2,197,253)

Net Increase in Net Assets Resulting from Capital Share Transactions	305,869,195	258,191,351

Total Increase in Net Assets	419,097,370	305,779,884

NET ASSETS:
Beginning of year	635,294,072	329,514,188

End of year	$1,054,391,442	$635,294,072

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	3,761,837	4,745,750
Class T1	24,140,802	21,127,976
Class L	1,666,301	871,890
Shares issued in reinvestment of distributions
Class T	385,256	182,079
Class T1	2,242,576	1,098,306
Class L	140,659	39,484
Shares redeemed
Class T	(1,241,899)	(1,150,652)
Class T1	(11,015,353)	(8,246,492)
Class L	(496,338)	(240,837)

Net Increase	19,583,841	18,427,504

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$1,490,079	$766,809
Net realized gain on investments	4,563,870	1,273,873
Net change in unrealized appreciation on investments	6,927,074	3,115,065

Net Increase in Net Assets Resulting from Operations	12,981,023	5,155,747

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,403,151)	(918,391)
Class T1	(382,953)	(239,917)

From net investment income	(1,786,104)	(1,158,308)

From net realized gains
Class T	(2,139,611)	(339,391)
Class T1	(588,189)	(92,587)

From net realized gains	(2,727,800)	(431,978)

Total Distributions	(4,513,904)	(1,590,286)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,134,226	38,940,663
Class T1	10,254,131	2,565,737
Shares issued in reinvestment of distributions
Class T	3,542,762	1,257,782
Class T1	971,142	332,504
Shares redeemed
Class T	(3,636,742)	(4,325,046)
Class T1	(6,059,192)	(1,974,223)

Net Increase in Net Assets Resulting from Capital Share Transactions	16,206,327	36,797,417

Total Increase in Net Assets	24,673,446	40,362,878

NET ASSETS:
Beginning of year	52,414,877	12,051,999

End of year	$77,088,323	$52,414,877

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	681,484	2,762,153
Class T1	608,324	177,305
Shares issued in reinvestment of distributions
Class T	209,348	86,220
Class T1	57,158	22,749
Shares redeemed
Class T	(219,330)	(298,113)
Class T1	(378,818)	(137,952)

Net Increase	958,166	2,612,362

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$2,190,514	$1,285,204
Net realized gain on investments	7,421,992	1,669,359
Net change in unrealized appreciation on investments	8,609,740	5,997,467

Net Increase in Net Assets Resulting from Operations	18,222,246	8,952,030

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(582,417)	(408,995)
Class T1	(2,161,410)	(963,091)

From net investment income	(2,743,827)	(1,372,086)

From net realized gains
Class T	(1,001,333)	(382,323)
Class T1	(3,698,161)	(896,087)

From net realized gains	(4,699,494)	(1,278,410)

Total Distributions	(7,443,321)	(2,650,496)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	9,989,240	11,178,577
Class T1	43,819,738	33,694,901
Shares issued in reinvestment of distributions
Class T	1,583,750	791,318
Class T1	5,859,571	1,859,178
Shares redeemed
Class T	(17,313,039)	(4,461,907)
Class T1	(25,359,091)	(15,144,557)

Net Increase in Net Assets Resulting from Capital Share Transactions	18,580,169	27,917,510

Total Increase in Net Assets	29,359,094	34,219,044

NET ASSETS:
Beginning of year	80,624,062	46,405,018

End of year	$109,983,156	$80,624,062

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	640,513	805,837
Class T1	2,800,983	2,414,345
Shares issued in reinvestment of distributions
Class T	99,807	55,994
Class T1	368,195	131,505
Shares redeemed
Class T	(1,083,027)	(320,789)
Class T1	(1,602,507)	(1,079,335)

Net Increase	1,223,964	2,007,557

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Lifetime 2045 Fund II	2013	2012

OPERATIONS:
Net investment income	$9,899,233	$4,217,629
Net realized gain on investments	21,595,522	4,989,210
Net change in unrealized appreciation on investments	52,775,826	22,649,878

Net Increase in Net Assets Resulting from Operations	84,270,581	31,856,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,897,108)	(761,671)
Class T1	(9,333,831)	(3,656,860)
Class L	(266,484)	(68,194)

From net investment income	(11,497,423)	(4,486,725)

From net realized gains
Class T	(1,490,883)	(646,935)
Class T1	(7,692,214)	(3,243,151)
Class L	(210,348)	(50,607)

From net realized gains	(9,393,445)	(3,940,693)

Total Distributions	(20,890,868)	(8,427,418)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	33,688,699	40,339,008
Class T1	204,538,802	144,709,269
Class L	6,661,102	3,605,060
Shares issued in reinvestment of distributions
Class T	3,387,991	1,408,606
Class T1	17,026,045	6,900,011
Class L	476,832	118,801
Shares redeemed
Class T	(11,511,219)	(8,290,440)
Class T1	(85,926,368)	(47,806,681)
Class L	(2,408,808)	(1,207,453)

Net Increase in Net Assets Resulting from Capital Share Transactions	165,933,076	139,776,181

Total Increase in Net Assets	229,312,789	163,205,480

NET ASSETS:
Beginning of year	306,817,004	143,611,524

End of year	$536,129,793	$306,817,004

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,063,035	2,819,491
Class T1	12,480,550	10,109,895
Class L	648,060	396,010
Shares issued in reinvestment of distributions
Class T	197,753	96,385
Class T1	999,007	475,168
Class L	45,912	13,037
Shares redeemed
Class T	(703,268)	(576,610)
Class T1	(5,222,056)	(3,332,458)
Class L	(236,196)	(133,797)

Net Increase	10,272,797	9,867,121

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Lifetime 2045 Fund III	2013	2012

OPERATIONS:
Net investment income	$824,204	$441,196
Net realized gain on investments	2,681,526	710,504
Net change in unrealized appreciation on investments	4,216,133	1,675,524

Net Increase in Net Assets Resulting from Operations	7,721,863	2,827,224

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(833,939)	(551,694)
Class T1	(170,473)	(102,758)

From net investment income	(1,004,412)	(654,452)

From net realized gains
Class T	(1,312,660)	(141,308)
Class T1	(276,365)	(27,698)

From net realized gains	(1,589,025)	(169,006)

Total Distributions	(2,593,437)	(823,458)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	7,108,576	25,655,288
Class T1	5,177,307	1,448,739
Shares issued in reinvestment of distributions
Class T	2,146,599	693,002
Class T1	446,838	130,456
Shares redeemed
Class T	(4,004,211)	(2,654,105)
Class T1	(3,656,454)	(740,283)

Net Increase in Net Assets Resulting from Capital Share Transactions	7,218,655	24,533,097

Total Increase in Net Assets	12,347,081	26,536,863

NET ASSETS:
Beginning of year	31,059,715	4,522,852

End of year	$43,406,796	$31,059,715

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	427,211	1,796,977
Class T1	307,340	99,825
Shares issued in reinvestment of distributions
Class T	124,615	46,914
Class T1	25,911	8,827
Shares redeemed
Class T	(239,561)	(182,130)
Class T1	(223,410)	(50,533)

Net Increase	422,106	1,719,880

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Lifetime 2055 Fund I	2013	2012

OPERATIONS:
Net investment income	$548,737	$351,380
Net realized gain on investments	2,309,598	568,896
Net change in unrealized appreciation on investments	1,898,757	1,649,890

Net Increase in Net Assets Resulting from Operations	4,757,092	2,570,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(164,394)	(126,371)
Class T1	(560,690)	(251,370)

From net investment income	(725,084)	(377,741)

From net realized gains
Class T	(380,550)	(152,705)
Class T1	(1,237,476)	(301,316)

From net realized gains	(1,618,026)	(454,021)

Total Distributions	(2,343,110)	(831,762)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,219,307	3,295,844
Class T1	13,464,237	10,709,081
Shares issued in reinvestment of distributions
Class T	544,944	279,076
Class T1	1,798,166	552,686
Shares redeemed
Class T	(7,283,183)	(2,057,438)
Class T1	(7,626,803)	(6,735,533)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,116,668	6,043,716

Total Increase in Net Assets	7,530,650	7,782,120

NET ASSETS:
Beginning of year	21,050,100	13,267,980

End of year	$28,580,750	$21,050,100

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	275,310	242,469
Class T1	877,368	782,431
Shares issued in reinvestment of distributions
Class T	35,437	20,147
Class T1	116,614	39,875
Shares redeemed
Class T	(467,340)	(151,076)
Class T1	(495,524)	(487,991)

Net Increase	341,865	445,855

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Lifetime 2055 Fund II	2013	2012

OPERATIONS:
Net investment income	$2,425,483	$905,302
Net realized gain on investments	5,230,772	1,202,565
Net change in unrealized appreciation on investments	12,606,637	4,927,542

Net Increase in Net Assets Resulting from Operations	20,262,892	7,035,409

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(423,715)	(141,235)
Class T1	(2,311,519)	(825,026)
Class L	(60,139)	(17,081)

From net investment income	(2,795,373)	(983,342)

From net realized gains
Class T	(300,855)	(154,755)
Class T1	(1,719,448)	(965,537)
Class L	(42,881)	(13,066)

From net realized gains	(2,063,184)	(1,133,358)

Total Distributions	(4,858,557)	(2,116,700)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,705,591	7,223,137
Class T1	64,182,546	40,029,190
Class L	1,874,528	848,964
Shares issued in reinvestment of distributions
Class T	724,570	295,990
Class T1	4,030,967	1,790,563
Class L	103,020	30,147
Shares redeemed
Class T	(3,808,029)	(2,143,499)
Class T1	(23,913,268)	(18,815,706)
Class L	(880,651)	(250,942)

Net Increase in Net Assets Resulting from Capital Share Transactions	54,019,274	29,007,844

Total Increase in Net Assets	69,423,609	33,926,553

NET ASSETS:
Beginning of year	66,873,347	32,946,794

End of year	$136,296,956	$66,873,347

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	723,704	502,993
Class T1	3,941,550	2,803,729
Class L	185,305	93,451
Shares issued in reinvestment of distributions
Class T	42,513	20,355
Class T1	237,339	123,444
Class L	9,998	3,349
Shares redeemed
Class T	(233,714)	(150,553)
Class T1	(1,456,306)	(1,321,047)
Class L	(88,869)	(27,706)

Net Increase	3,361,520	2,048,015

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Lifetime 2055 Fund III	2013	2012

OPERATIONS:
Net investment income	$106,830	$40,118
Net realized gain on investments	434,714	65,040
Net change in unrealized appreciation on investments	392,999	172,695

Net Increase in Net Assets Resulting from Operations	934,543	277,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(88,406)	(28,943)
Class T1	(50,625)	(21,332)

From net investment income	(139,031)	(50,275)

From net realized gains
Class T	(132,705)	(23,517)
Class T1	(77,824)	(17,637)

From net realized gains	(210,529)	(41,154)

Total Distributions	(349,560)	(91,429)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,640,888	1,871,423
Class T1	979,886	832,281
Shares issued in reinvestment of distributions
Class T	221,111	52,460
Class T1	128,449	38,969
Shares redeemed
Class T	(1,143,475)	(356,774)
Class T1	(477,074)	(397,588)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,349,785	2,040,771

Total Increase in Net Assets	2,934,768	2,227,195

NET ASSETS:
Beginning of year	3,061,165	833,970

End of year	$5,995,933	$3,061,165

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	156,891	128,608
Class T1	57,774	55,814
Shares issued in reinvestment of distributions
Class T	12,721	3,519
Class T1	7,422	2,621
Shares redeemed
Class T	(67,208)	(24,158)
Class T1	(27,777)	(26,688)

Net Increase	139,823	139,716

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.64		$11.91		$12.44	$11.64	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.35	(b)	0.69	0.27	0.21
Net realized and unrealized gain (loss)	0.52		0.93		(0.40)	0.95	1.62

Total From Investment Operations	0.77		1.28		0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.33)		(0.66)	(0.32)	(0.19)
From net realized gains	(0.55)		(0.22)		(0.16)	(0.10)	–

Total Distributions	(0.90)		(0.55)		(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF YEAR	$12.51		$12.64		$11.91	$12.44	$11.64

TOTAL RETURN(c)	6.29%		10.76%		2.27%	10.68%	18.37%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$38,625		$56,741		$28,788	$25,585	$3,625
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	1.94%		2.75%		2.78%	3.08%	7.65%	(f)
Portfolio turnover rate(g)	50%		38%		62%	48%	18%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.68		$11.95		$12.50	$11.64		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.35	(b)	0.64	0.27		0.19
Net realized and unrealized gain (loss)	0.48		0.93		(0.38)	0.95		1.64

Total From Investment Operations	0.76		1.28		0.26	1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.33)		(0.65)	(0.26)		(0.19)
From net realized gains	(0.55)		(0.22)		(0.16)	(0.10)		–

Total Distributions	(0.89)		(0.55)		(0.81)	(0.36)		(0.19)

NET ASSET VALUE, END OF YEAR	$12.55		$12.68		$11.95	$12.50		$11.64

TOTAL RETURN(c)	6.14%		10.65%		2.15%	10.63%	(d)	18.37%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$168,444		$140,579		$81,643	$58,747		$10,546
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.15%		2.79%		2.74%
Before waiver	N/A		N/A		N/A	3.01%		8.02%	(g)
After waiver	N/A		N/A		N/A	3.01%		8.03%	(g)
Portfolio turnover rate(h)	50%		38%		62%	48%		18%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.34		$12.41		$12.88	$11.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(b)	0.36	(b)	0.54	0.25	0.18
Net realized and unrealized gain (loss)	0.85		1.12		(0.35)	1.11	1.86

Total From Investment Operations	1.17		1.48		0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.31)		(0.54)	(0.25)	(0.18)
From net realized gains	(0.42)		(0.24)		(0.12)	(0.09)	–

Total Distributions	(0.78)		(0.55)		(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF YEAR	$13.73		$13.34		$12.41	$12.88	$11.86

TOTAL RETURN(c)	8.97%		11.91%		1.49%	11.59%	20.48%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$158,142		$122,399		$37,125	$25,210	$3,353
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.28%		2.73%		2.67%	2.84%	7.61%	(f)
Portfolio turnover rate(g)	29%		35%		52%	37%	104%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.31		$12.40		$12.88	$11.86		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(b)	0.34	(b)	0.54	0.23		0.19
Net realized and unrealized gain (loss)	0.86		1.11		(0.36)	1.12		1.85

Total From Investment Operations	1.16		1.45		0.18	1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.30)		(0.54)	(0.24)		(0.18)
From net realized gains	(0.42)		(0.24)		(0.12)	(0.09)		–

Total Distributions	(0.76)		(0.54)		(0.66)	(0.33)		(0.18)

NET ASSET VALUE, END OF YEAR	$13.71		$13.31		$12.40	$12.88		$11.86

TOTAL RETURN(c)	8.84%		11.86%		1.34%	11.50%	(d)	20.53%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$745,925		$584,168		$351,144	$199,406		$19,018
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets(f)	2.18%		2.56%		2.68%
Before waiver	N/A		N/A		N/A	2.82%		7.17%	(g)
After waiver	N/A		N/A		N/A	2.82%		7.17%	(g)
Portfolio turnover rate(h)	29%		35%		52%	37%		104%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.56		$9.09		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.30	(b)	0.61
Net realized and unrealized gain (loss)	0.57		0.75		(0.85)

Total From Investment Operations	0.82		1.05		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.34)		(0.61)
From net realized gains	(0.42)		(0.24)		(0.06)

Total Distributions	(0.75)		(0.58)		(0.67)

NET ASSET VALUE, END OF YEAR	$9.63		$9.56		$9.09

TOTAL RETURN(c)	8.73%		11.58%	(d)	(2.39%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$25,597		$9,791		$1,976
Ratio of expenses to average net assets(f)	0.37%
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.53%
Before waiver	N/A		3.07%		3.95%	(g)
After waiver	N/A		3.07%		3.96%	(g)
Portfolio turnover rate(h)	29%		35%		52%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.45		$12.55		$13.24	$12.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(b)	0.31	(b)	0.49	0.19	0.20
Net realized and unrealized gain (loss)	1.21		1.31		(0.45)	1.31	2.10

Total From Investment Operations	1.54		1.62		0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.56)		(0.53)	(0.18)	(0.17)
From net realized gains	(0.68)		(0.16)		(0.20)	(0.21)	–

Total Distributions	(1.12)		(0.72)		(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF YEAR	$13.87		$13.45		$12.55	$13.24	$12.13

TOTAL RETURN(c)	11.76%		13.01%		0.31%	12.55%	23.07%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$21,508		$16,912		$2,900	$204	$20
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.31%		2.30%		5.64%	2.39%	3.14%	(f)
Portfolio turnover rate(g)	60%		61%		78%	64%	65%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.48		$12.58		$13.19	$12.13		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	(b)	0.28	(b)	0.44	0.21		0.17
Net realized and unrealized gain (loss)	1.16		1.33		(0.41)	1.27		2.13

Total From Investment Operations	1.54		1.61		0.03	1.48		2.30

LESS DISTRIBUTIONS:
From net investment income	(0.49)		(0.55)		(0.44)	(0.21)		(0.17)
From net realized gains	(0.68)		(0.16)		(0.20)	(0.21)		–

Total Distributions	(1.17)		(0.71)		(0.64)	(0.42)		(0.17)

NET ASSET VALUE, END OF YEAR	$13.85		$13.48		$12.58	$13.19		$12.13

TOTAL RETURN(c)	11.64%		12.90%		0.35%	12.38%	(d)	23.07%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$10,151		$7,174		$6,638	$4,499		$1,535
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.71%		2.08%		2.31%
Before waiver	N/A		N/A		N/A	2.56%		5.57%	(g)
After waiver	N/A		N/A		N/A	2.56%		5.58%	(g)
Portfolio turnover rate(h)	60%		61%		78%	64%		65%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.29		$12.30		$13.11	$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.34	(b)	0.70	0.24	0.19
Net realized and unrealized gain (loss)	1.08		1.20		(0.67)	1.22	2.01

Total From Investment Operations	1.36		1.54		0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.31)		(0.68)	(0.28)	(0.17)
From net realized gains	(0.58)		(0.24)		(0.16)	(0.10)	–

Total Distributions	(0.96)		(0.55)		(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF YEAR	$13.69		$13.29		$12.30	$13.11	$12.03

TOTAL RETURN(c)	10.48%		12.54%		0.22%	12.26%	22.15%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$54,464		$70,415		$42,230	$40,346	$5,517
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.00%		2.57%		2.43%	2.78%	5.49%	(f)
Portfolio turnover rate(g)	42%		33%		54%	42%	24%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.28		$12.31		$13.13	$12.03		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(b)	0.35	(b)	0.67	0.24		0.17
Net realized and unrealized gain (loss)	1.04		1.17		(0.65)	1.19		2.03

Total From Investment Operations	1.36		1.52		0.02	1.43		2.20

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.31)		(0.68)	(0.23)		(0.17)
From net realized gains	(0.58)		(0.24)		(0.16)	(0.10)		–

Total Distributions	(0.95)		(0.55)		(0.84)	(0.33)		(0.17)

NET ASSET VALUE, END OF YEAR	$13.69		$13.28		$12.31	$13.13		$12.03

TOTAL RETURN(c)	10.37%		12.47%		0.17%	12.03%	(d)	22.15%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$233,233		$169,479		$95,598	$64,989		$10,814
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets(f)	2.30%		2.62%		2.48%
Before waiver	N/A		N/A		N/A	2.77%		6.37%	(g)
After waiver	N/A		N/A		N/A	2.77%		6.37%	(g)
Portfolio turnover rate(h)	42%		33%		54%	42%		24%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.11		$12.86		$13.68	$12.35	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(b)	0.33	(b)	0.49	0.21	0.16
Net realized and unrealized gain (loss)	1.67		1.45		(0.62)	1.40	2.34

Total From Investment Operations	2.03		1.78		(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.29)		(0.52)	(0.19)	(0.15)
From net realized gains	(0.42)		(0.24)		(0.17)	(0.09)	–

Total Distributions	(0.82)		(0.53)		(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF YEAR	$15.32		$14.11		$12.86	$13.68	$12.35

TOTAL RETURN(c)	14.54%		13.93%		(1.00%)	13.23%	25.14%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$207,546		$136,059		$46,667	$40,717	$20,100
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.41%		2.40%		2.02%	2.06%	12.62%	(f)
Portfolio turnover rate(g)	22%		27%		50%	33%	14%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.04		$12.80		$13.66	$12.34		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(b)	0.32	(b)	0.53	0.20		0.15
Net realized and unrealized gain (loss)	1.66		1.44		(0.69)	1.41		2.34

Total From Investment Operations	2.00		1.76		(0.16)	1.61		2.49

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.28)		(0.53)	(0.20)		(0.15)
From net realized gains	(0.42)		(0.24)		(0.17)	(0.09)		–

Total Distributions	(0.80)		(0.52)		(0.70)	(0.29)		(0.15)

NET ASSET VALUE, END OF YEAR	$15.24		$14.04		$12.80	$13.66		$12.34

TOTAL RETURN(c)	14.39%		13.88%		(1.18%)	13.26%	(d)	25.04%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,145,488		$779,692		$443,236	$243,313		$26,103
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets(f)	2.30%		2.29%		2.25%
Before waiver	N/A		N/A		N/A	2.37%		6.02%	(g)
After waiver	N/A		N/A		N/A	2.37%		6.02%	(g)
Portfolio turnover rate(h)	22%		27%		50%	33%		14%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011 (a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.38		$8.73		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.24	(b)	0.58
Net realized and unrealized gain (loss)	1.05		0.95		(1.14)

Total From Investment Operations	1.31		1.19		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.30)		(0.58)
From net realized gains	(0.42)		(0.24)		(0.13)

Total Distributions	(0.79)		(0.54)		(0.71)

NET ASSET VALUE, END OF YEAR	$9.90		$9.38		$8.73

TOTAL RETURN(c)	14.33%		13.65%		(5.69%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$31,039		$13,699		$3,489
Ratio of expenses to average net assets(f)	0.37%		0.37%
Before waiver	N/A		N/A		0.37%	(g)
After waiver	N/A		N/A		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.55%		2.58%
Before waiver	N/A		N/A		3.38%	(g)
After waiver	N/A		N/A		3.38%	(g)
Portfolio turnover rate(h)	22%		27%		50%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.42		$12.94		$13.94	$12.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(b)	0.29	(b)	0.56	0.16	0.15
Net realized and unrealized gain (loss)	2.29		1.66		(0.89)	1.62	2.60

Total From Investment Operations	2.65		1.95		(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.35)		(0.58)	(0.15)	(0.14)
From net realized gains	(0.69)		(0.12)		(0.09)	(0.30)	–

Total Distributions	(1.11)		(0.47)		(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF YEAR	$15.96		$14.42		$12.94	$13.94	$12.61

TOTAL RETURN(c)	18.52%		15.12%		(2.34%)	14.32%	27.63%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$57,694		$44,422		$6,666	$939	$166
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.32%		2.05%		4.20%	2.15%	5.71%	(f)
Portfolio turnover rate(g)	30%		34%		83%	84%	108%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.46		$12.97		$13.92	$12.61		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	(b)	0.25	(b)	0.52	0.15		0.14
Net realized and unrealized gain (loss)	2.21		1.69		(0.86)	1.61		2.61

Total From Investment Operations	2.63		1.94		(0.34)	1.76		2.75

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.33)		(0.52)	(0.15)		(0.14)
From net realized gains	(0.69)		(0.12)		(0.09)	(0.30)		–

Total Distributions	(1.09)		(0.45)		(0.61)	(0.45)		(0.14)

NET ASSET VALUE, END OF YEAR	$16.00		$14.46		$12.97	$13.92		$12.61

TOTAL RETURN(c)	18.38%		15.02%		(2.38%)	14.14%	(d)	27.63%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$16,070		$10,331		$8,790	$4,928		$2,016
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.65%		1.79%		2.05%
Before waiver	N/A		N/A		N/A	1.76%		4.85%	(g)
After waiver	N/A		N/A		N/A	1.76%		4.86%	(g)
Portfolio turnover rate(h)	30%		34%		83%	84%		108%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.06		$12.74		$13.87	$12.49	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.29	(b)	0.72	0.19	0.17
Net realized and unrealized gain (loss)	2.04		1.58		(1.00)	1.52	2.47

Total From Investment Operations	2.32		1.87		(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.28)		(0.70)	(0.23)	(0.15)
From net realized gains	(0.71)		(0.27)		(0.15)	(0.10)	–

Total Distributions	(1.13)		(0.55)		(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF YEAR	$15.25		$14.06		$12.74	$13.87	$12.49

TOTAL RETURN(c)	16.73%		14.73%		(2.02%)	13.80%	26.50%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$37,599		$46,624		$29,585	$27,133	$2,319
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	1.87%		2.14%		1.98%	2.46%	6.44%	(f)
Portfolio turnover rate(g)	36%		30%		53%	44%	9%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.05		$12.75		$13.89	$12.48		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.30	(b)	0.68	0.19		0.15
Net realized and unrealized gain (loss)	1.97		1.55		(0.98)	1.50		2.48

Total From Investment Operations	2.32		1.85		(0.30)	1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.28)		(0.69)	(0.18)		(0.15)
From net realized gains	(0.71)		(0.27)		(0.15)	(0.10)		–

Total Distributions	(1.12)		(0.55)		(0.84)	(0.28)		(0.15)

NET ASSET VALUE, END OF YEAR	$15.25		$14.05		$12.75	$13.89		$12.48

TOTAL RETURN(c)	16.64%		14.63%		(2.12%)	13.69%	(d)	26.40%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$182,005		$123,940		$72,088	$43,639		$7,346
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets(f)	2.30%		2.19%		2.03%
Before waiver	N/A		N/A		N/A	2.17%		5.77%	(g)
After waiver	N/A		N/A		N/A	2.17%		5.77%	(g)
Portfolio turnover rate(h)	36%		30%		53%	44%		9%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.68		$13.10		$14.29	$12.72	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	(b)	0.29	(b)	0.54	0.17	0.10
Net realized and unrealized gain (loss)	2.62		1.77		(0.99)	1.66	2.72

Total From Investment Operations	3.02		2.06		(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.25)		(0.55)	(0.16)	(0.10)
From net realized gains	(0.36)		(0.23)		(0.19)	(0.10)	–

Total Distributions	(0.77)		(0.48)		(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF YEAR	$16.93		$14.68		$13.10	$14.29	$12.72

TOTAL RETURN(c)	20.74%		15.83%		(3.17%)	14.60%	28.19%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$148,360		$86,019		$27,285	$21,833	$8,028
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.44%		2.04%		1.66%	1.72%	11.71%	(f)
Portfolio turnover rate(g)	14%		22%		51%	36%	13%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.63		$13.07		$14.27	$12.72		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	(b)	0.27	(b)	0.55	0.16		0.10
Net realized and unrealized gain (loss)	2.62		1.76		(1.01)	1.66		2.72

Total From Investment Operations	3.00		2.03		(0.46)	1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.24)		(0.55)	(0.16)		(0.10)
From net realized gains	(0.36)		(0.23)		(0.19)	(0.11)		–

Total Distributions	(0.75)		(0.47)		(0.74)	(0.27)		(0.10)

NET ASSET VALUE, END OF YEAR	$16.88		$14.63		$13.07	$14.27		$12.72

TOTAL RETURN(c)	20.67%		15.71%		(3.30%)	14.41%	(d)	28.19%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$883,355		$541,129		$300,439	$169,728		$21,191
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets(f)	2.33%		1.91%		1.80%
Before waiver	N/A		N/A		N/A	1.86%		5.20%	(g)
After waiver	N/A		N/A		N/A	1.86%		5.20%	(g)
Portfolio turnover rate(h)	14%		22%		51%	36%		13%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011 (a)
Great-West Lifetime 2035 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.22		$8.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.20	(b)	0.60
Net realized and unrealized gain (loss)	1.59		1.10		(1.45)

Total From Investment Operations	1.87		1.30		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.26)		(0.60)
From net realized gains	(0.36)		(0.23)		(0.14)

Total Distributions	(0.75)		(0.49)		(0.74)

NET ASSET VALUE, END OF YEAR	$10.34		$9.22		$8.41

TOTAL RETURN(c)	20.50%		15.56%	(d)	(8.50%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$22,677		$8,146		$1,789
Ratio of expenses to average net assets(f)	0.37%
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.71%
Before waiver	N/A		2.19%		3.04%	(g)
After waiver	N/A		2.19%		3.04%	(g)
Portfolio turnover rate(h)	14%		22%		51%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.86		$13.18		$14.39	$12.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	(b)	0.26	(b)	0.45	0.14	0.14
Net realized and unrealized gain (loss)	3.04		1.89		(0.99)	1.79	2.83

Total From Investment Operations	3.42		2.15		(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.34)		(0.56)	(0.04)	(0.13)
From net realized gains	(0.66)		(0.13)		(0.11)	(0.34)	–

Total Distributions	(1.09)		(0.47)		(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$17.19		$14.86		$13.18	$14.39	$12.84

TOTAL RETURN(c)	23.24%		16.51%		(3.79%)	15.14%	29.81%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$59,137		$41,154		$2,887	$291	$30
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.31%		1.78%		4.38%	1.67%	2.43%	(f)
Portfolio turnover rate(g)	22%		28%		64%	81%	27%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.88		$13.19		$14.38	$12.84		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.45	(b)	0.22	(b)	0.42	0.12		0.13
Net realized and unrealized gain (loss)	2.95		1.93		(0.99)	1.79		2.84

Total From Investment Operations	3.40		2.15		(0.57)	1.91		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.33)		(0.51)	(0.03)		(0.13)
From net realized gains	(0.66)		(0.13)		(0.11)	(0.34)		–

Total Distributions	(1.08)		(0.46)		(0.62)	(0.37)		(0.13)

NET ASSET VALUE, END OF YEAR	$17.20		$14.88		$13.19	$14.38		$12.84

TOTAL RETURN(c)	23.06%		16.34%		(3.93%)	15.05%	(d)	29.81%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17,951		$11,261		$9,165	$3,111		$1,202
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.71%		1.53%		2.46%
Before waiver	N/A		N/A		N/A	1.42%		5.78%	(g)
After waiver	N/A		N/A		N/A	1.42%		5.78%	(g)
Portfolio turnover rate(h)	22%		28%		64%	81%		27%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.38		$12.88		$14.18	$12.67	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.28	(b)	0.67	0.19	0.14
Net realized and unrealized gain (loss)	2.58		1.73		(1.13)	1.62	2.67

Total From Investment Operations	2.87		2.01		(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.26)		(0.66)	(0.20)	(0.14)
From net realized gains	(0.71)		(0.25)		(0.18)	(0.10)	–

Total Distributions	(1.14)		(0.51)		(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF YEAR	$16.11		$14.38		$12.88	$14.18	$12.67

TOTAL RETURN(c)	20.13%		15.71%		(3.21%)	14.37%	28.18%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$21,328		$23,967		$14,503	$13,104	$1,881
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	1.85%		1.98%		1.79%	2.15%	8.89%	(f)
Portfolio turnover rate(g)	33%		29%		52%	41%	25%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.37		$12.88		$14.19	$12.66		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(b)	0.28	(b)	0.65	0.17		0.15
Net realized and unrealized gain (loss)	2.48		1.71		(1.12)	1.63		2.65

Total From Investment Operations	2.84		1.99		(0.47)	1.80		2.80

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.25)		(0.66)	(0.17)		(0.14)
From net realized gains	(0.71)		(0.25)		(0.18)	(0.10)		–

Total Distributions	(1.12)		(0.50)		(0.84)	(0.27)		(0.14)

NET ASSET VALUE, END OF YEAR	$16.09		$14.37		$12.88	$14.19		$12.66

TOTAL RETURN(c)	19.97%		15.58%		(3.31%)	14.28%	(d)	28.07%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$88,655		$56,657		$31,902	$17,717		$2,605
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.27%		2.00%		1.85%
Before waiver	N/A		N/A		N/A	1.94%		5.51%	(g)
After waiver	N/A		N/A		N/A	1.94%		5.51%	(g)
Portfolio turnover rate(h)	33%		29%		52%	41%		25%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.91		$13.21		$14.48	$12.82	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	(b)	0.28	(b)	0.49	0.16	0.13
Net realized and unrealized gain (loss)	2.94		1.87		(1.08)	1.75	2.82

Total From Investment Operations	3.34		2.15		(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.23)		(0.50)	(0.15)	(0.13)
From net realized gains	(0.33)		(0.22)		(0.18)	(0.10)	–

Total Distributions	(0.74)		(0.45)		(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF YEAR	$17.51		$14.91		$13.21	$14.48	$12.82

TOTAL RETURN(c)	22.53%		16.41%		(4.08%)	15.00%	29.61%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$86,096		$50,082		$13,480	$16,577	$7,238
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.40%		1.91%		1.31%	1.51%	14.17%	(f)
Portfolio turnover rate(g)	12%		20%		54%	35%	22%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.82		$13.15		$14.45	$12.81		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	(b)	0.26	(b)	0.53	0.15		0.13
Net realized and unrealized gain (loss)	2.92		1.86		(1.12)	1.74		2.81

Total From Investment Operations	3.31		2.12		(0.59)	1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.23)		(0.53)	(0.15)		(0.13)
From net realized gains	(0.33)		(0.22)		(0.18)	(0.10)		–

Total Distributions	(0.72)		(0.45)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$17.41		$14.82		$13.15	$14.45		$12.81

TOTAL RETURN(c)	22.45%		16.22%		(4.09%)	14.83%	(d)	29.51%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$441,802		$253,750		$129,725	$59,483		$6,272
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.34%		1.83%		1.81%
Before waiver	N/A		N/A		N/A	1.81%		6.14%	(g)
After waiver	N/A		N/A		N/A	1.81%		6.14%	(g)
Portfolio turnover rate(h)	12%		20%		54%	35%		22%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011 (a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.22		$8.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.22	(b)	0.57
Net realized and unrealized gain (loss)	1.75		1.12		(1.50)

Total From Investment Operations	2.03		1.34		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.25)		(0.57)
From net realized gains	(0.33)		(0.22)		(0.15)

Total Distributions	(0.72)		(0.47)		(0.72)

NET ASSET VALUE, END OF YEAR	$10.53		$9.22		$8.35

TOTAL RETURN(c)	22.19%		16.17%	(d)	(9.38%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$8,232		$2,985		$406
Ratio of expenses to average net assets(f)	0.37%
Before waiver	N/A		0.37%		0.37%	(g)
After waiver	N/A		0.37%		0.36%	(g)
Ratio of net investment income to average net assets(f)	2.72%
Before waiver	N/A		2.36%		3.03%	(g)
After waiver	N/A		2.36%		3.04%	(g)
Portfolio turnover rate(h)	12%		20%		54%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.08		$13.29		$14.53	$12.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	(b)	0.26	(b)	0.39	0.15	0.13
Net realized and unrealized gain (loss)	3.16		1.95		(1.03)	1.79	2.89

Total From Investment Operations	3.53		2.21		(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.33)		(0.51)	(0.03)	(0.13)
From net realized gains	(0.69)		(0.09)		(0.09)	(0.27)	–

Total Distributions	(1.12)		(0.42)		(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF YEAR	$17.49		$15.08		$13.29	$14.53	$12.89

TOTAL RETURN(c)	23.62%		16.77%		(4.44%)	15.22%	30.28%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$35,614		$25,995		$830	$270	$26
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.22%		1.76%		2.90%	1.56%	2.38%	(f)
Portfolio turnover rate(g)	24%		25%		68%	69%	15%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$15.06		$13.27		$14.51	$12.89		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	(b)	0.22	(b)	0.40	0.12		0.13
Net realized and unrealized gain (loss)	3.10		1.98		(1.06)	1.80		2.89

Total From Investment Operations	3.52		2.20		(0.66)	1.92		3.02

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.32)		(0.49)	(0.03)		(0.13)
From net realized gains	(0.69)		(0.09)		(0.09)	(0.27)		–

Total Distributions	(1.11)		(0.41)		(0.58)	(0.30)		(0.13)

NET ASSET VALUE, END OF YEAR	$17.47		$15.06		$13.27	$14.51		$12.89

TOTAL RETURN(c)	23.54%		16.59%		(4.52%)	15.05%	(d)	30.28%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$7,793		$5,065		$3,692	$897		$229
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.19%	(g)
Ratio of net investment income to average net assets(f)	2.52%		1.53%		2.61%
Before waiver	N/A		N/A		N/A	1.59%		4.64%	(g)
After waiver	N/A		N/A		N/A	1.59%		4.66%	(g)
Portfolio turnover rate(h)	24%		25%		68%	69%		15%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.08		$12.63		$14.17	$12.71	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.25	(b)	0.86	0.17	0.16
Net realized and unrealized gain (loss)	2.56		1.75		(1.39)	1.67	2.68

Total From Investment Operations	2.82		2.00		(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.25)		(0.86)	(0.20)	(0.13)
From net realized gains	(0.92)		(0.30)		(0.15)	(0.18)	–

Total Distributions	(1.34)		(0.55)		(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$15.56		$14.08		$12.63	$14.17	$12.71

TOTAL RETURN(c)	20.36%		15.88%		(3.76%)	14.57%	28.44%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$5,780		$7,431		$5,260	$4,790	$762
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	1.69%		1.85%		1.78%	2.02%	3.91%	(f)
Portfolio turnover rate(g)	46%		44%		65%	59%	20%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.07		$12.63		$14.19	$12.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.26	(b)	0.86	0.17		0.12
Net realized and unrealized gain (loss)	2.47		1.72		(1.41)	1.65		2.72

Total From Investment Operations	2.82		1.98		(0.55)	1.82		2.84

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.24)		(0.86)	(0.16)		(0.13)
From net realized gains	(0.92)		(0.30)		(0.15)	(0.18)		–

Total Distributions	(1.34)		(0.54)		(1.01)	(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$15.55		$14.07		$12.63	$14.19		$12.71

TOTAL RETURN(c)	20.32%		15.86%		(3.98%)	14.44%	(d)	28.44%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$22,801		$13,619		$8,008	$4,480		$1,113
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.26%		1.91%		1.85%
Before waiver	N/A		N/A		N/A	1.74%		9.09%	(g)
After waiver	N/A		N/A		N/A	1.74%		9.11%	(g)
Portfolio turnover rate(h)	46%		44%		65%	59%		20%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.79		$13.15		$14.50	$12.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	(b)	0.28	(b)	0.60	0.16	0.13
Net realized and unrealized gain (loss)	2.88		1.88		(1.25)	1.75	2.86

Total From Investment Operations	3.29		2.16		(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.24)		(0.59)	(0.17)	(0.13)
From net realized gains	(0.28)		(0.28)		(0.11)	(0.10)	–

Total Distributions	(0.67)		(0.52)		(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF YEAR	$17.41		$14.79		$13.15	$14.50	$12.86

TOTAL RETURN(c)	22.41%		16.58%		(4.52%)	14.96%	30.01%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$20,056		$9,163		$3,242	$2,531	$167
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.46%		1.97%		1.54%	2.01%	5.27%	(f)
Portfolio turnover rate(g)	13%		32%		56%	50%	6%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009	(a)
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.74		$13.10		$14.48	$12.84		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	(b)	0.25	(b)	0.60	0.15		0.13
Net realized and unrealized gain (loss)	2.87		1.90		(1.27)	1.74		2.84

Total From Investment Operations	3.26		2.15		(0.67)	1.89		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.23)		(0.60)	(0.15)		(0.13)
From net realized gains	(0.28)		(0.28)		(0.11)	(0.10)		–

Total Distributions	(0.65)		(0.51)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$17.35		$14.74		$13.10	$14.48		$12.84

TOTAL RETURN(c)	22.28%		16.45%		(4.60%)	14.81%	(d)	29.81%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$114,333		$57,016		$29,645	$13,649		$1,320
Ratio of expenses to average net assets(f)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets(f)	2.35%		1.76%		1.79%
Before waiver	N/A		N/A		N/A	1.89%		6.36%	(g)
After waiver	N/A		N/A		N/A	1.89%		6.36%	(g)
Portfolio turnover rate(h)	13%		32%		56%	50%		6%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Lifetime 2055 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.11		$8.31		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.29	(b)	0.65
Net realized and unrealized gain (loss)	1.70		1.05		(1.62)

Total From Investment Operations	1.98		1.34		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.26)		(0.65)
From net realized gains	(0.28)		(0.28)		(0.07)

Total Distributions	(0.65)		(0.54)		(0.72)

NET ASSET VALUE, END OF YEAR	$10.44		$9.11		$8.31

TOTAL RETURN(c) (d)	22.01%		16.19%		(9.73%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,908		$695		$60
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%		0.37%	(g)
After waiver	0.37%		0.36%		0.35%	(g)
Ratio of net investment income to average net assets(f)
Before waiver	2.79%		3.21%		2.35%	(g)
After waiver	2.79%		3.22%		2.37%	(g)
Portfolio turnover rate(h)	13%		32%		56%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.17		$13.41		$14.30	$12.91	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.44	(b)	0.28	(b)	0.19	0.16	0.14
Net realized and unrealized gain (loss)	3.06		1.96		(0.88)	1.77	2.91

Total From Investment Operations	3.50		2.24		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.27)		(0.17)	(0.14)	(0.14)
From net realized gains	(0.66)		(0.21)		(0.03)	(0.40)	–

Total Distributions	(1.11)		(0.48)		(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF YEAR	$17.56		$15.17		$13.41	$14.30	$12.91

TOTAL RETURN(c)	23.26%		16.81%		(4.80%)	15.04%	30.55%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$3,809		$1,737		$88	$68	$31
Ratio of expenses to average net assets(e)	0.12%		0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets(e)	2.58%		1.91%		1.46%	0.81%	2.76%	(f)
Portfolio turnover rate(g)	40%		50%		67%	224%	7%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$15.12		$13.38		$14.29	$12.91	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	(b)	0.25	(b)	0.20	0.14	0.14
Net realized and unrealized gain (loss)	3.10		1.96		(0.89)	1.79	2.91

Total From Investment Operations	3.48		2.21		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.26)		(0.19)	(0.15)	(0.14)
From net realized gains	(0.66)		(0.21)		(0.03)	(0.40)	–

Total Distributions	(1.10)		(0.47)		(0.22)	(0.55)	(0.14)

NET ASSET VALUE, END OF YEAR	$17.50		$15.12		$13.38	$14.29	$12.91

TOTAL RETURN(c) (d)	23.18%		16.68%		(4.89%)	15.05%	30.55%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$2,187		$1,324		$746	$106	$28
Ratio of expenses to average net assets(f)
Before waiver	0.22%		0.22%		0.22%	0.22%	0.22%	(g)
After waiver	0.22%		0.22%		0.22%	0.19%	0.13%	(g)
Ratio of net investment income to average net assets(f)
Before waiver	2.26%		1.72%		2.67%	1.52%	2.29%	(g)
After waiver	2.26%		1.73%		2.67%	1.55%	2.37%	(g)
Portfolio turnover rate(h)	40%		50%		67%	224%	7%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2013

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2013:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2013	$9,368,686	$28,631,622	$785,159
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	191,082	651,335	16,295
Purchases	9,051,877	32,766,398	1,264,798
Sales	(4,015,870)	(6,253,246)	(489,050)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2013	$14,595,775	$55,796,109	$1,577,202

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2013	$5,585,349	$15,392,105	$579,478
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	125,619	391,147	13,204
Purchases	7,001,248	23,695,705	859,806
Sales	(2,300,562)	(2,814,748)	(183,630)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2013	$10,411,654	$36,664,209	$1,268,858

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2013	$989,111	$1,946,241	$78,546
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	24,328	54,896	1,902
Purchases	1,635,262	4,043,470	134,913
Sales	(458,635)	(372,840)	(24,332)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2013	$2,190,066	$5,671,767	$191,029

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Annual Report - December 31, 2013

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended December 31, 2013, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital		Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
Great-West Lifetime 2015 Fund I	$	–	$1,096,513	$(1,096,513)
Great-West Lifetime 2015 Fund II		–	3,957,682	(3,957,682)
Great-West Lifetime 2015 Fund III		–	273,861	(273,861)
Great-West Lifetime 2025 Fund I		–	1,375,278	(1,375,278)
Great-West Lifetime 2025 Fund II		–	5,287,973	(5,287,973)
Great-West Lifetime 2025 Fund III		–	289,129	(289,129)
Great-West Lifetime 2035 Fund I		–	1,119,700	(1,119,700)
Great-West Lifetime 2035 Fund II		–	3,416,578	(3,416,578)
Great-West Lifetime 2035 Fund III		–	296,025	(269,025)
Great-West Lifetime 2045 Fund I		–	553,313	(553,313)
Great-West Lifetime 2045 Fund II		–	1,598,190	(1,598,190)
Great-West Lifetime 2045 Fund III		–	180,208	(180,208)
Great-West Lifetime 2055 Fund I		–	176,347	(176,347)
Great-West Lifetime 2055 Fund II		–	369,890	(369,890)
Great-West Lifetime 2055 Fund III		–	32,201	(32,201)

Annual Report - December 31, 2013

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Great-West Lifetime 2015 Fund I
Distributions paid from:
Ordinary income	$5,510,946	$4,694,923
Long-term capital gain	8,903,586	3,058,751

	$14,414,532	$7,753,674

	2013	2012
Great-West Lifetime 2015 Fund II
Distributions paid from:
Ordinary income	$22,444,888	$15,013,203
Long-term capital gain	26,991,735	11,627,744

	$49,436,623	$26,640,947

	2013	2012
Great-West Lifetime 2015 Fund III
Distributions paid from:
Ordinary income	$872,820	$963,496
Long-term capital gain	1,410,757	276,163

	$2,283,577	$1,239,659

	2013	2012
Great-West Lifetime 2025 Fund I
Distributions paid from:
Ordinary income	$7,542,319	$5,206,989
Long-term capital gain	11,996,806	3,991,236

	$19,539,125	$9,198,225

	2013	2012
Great-West Lifetime 2025 Fund II
Distributions paid from:
Ordinary income	$32,358,888	$17,412,307
Long-term capital gain	36,925,280	14,596,225

	$69,284,168	$32,008,532

	2013	2012
Great-West Lifetime 2025 Fund III
Distributions paid from:
Ordinary income	$1,757,331	$1,260,529
Long-term capital gain	2,969,048	417,405

	$4,726,379	$1,677,934

	2013	2012
Great-West Lifetime 2035 Fund I
Distributions paid from:
Ordinary income	$5,647,857	$3,200,888
Long-term capital gain	9,888,031	3,032,758

	$15,535,888	$6,233,646

	2013	2012
Great-West Lifetime 2035 Fund II
Distributions paid from:
Ordinary income	$23,490,757	$9,957,048
Long-term capital gain	21,469,176	8,839,109

	$44,959,933	$18,796,157

Annual Report - December 31, 2013

	2013	2012
Great-West Lifetime 2035 Fund III
Distributions paid from:
Ordinary income	$1,770,618	$1,158,308
Long-term capital gain	2,743,286	431,978

	$4,513,904	$1,590,286

	2013	2012
Great-West Lifetime 2045 Fund I
Distributions paid from:
Ordinary income	$2,742,705	$1,372,086
Long-term capital gain	4,700,616	1,278,410

	$7,443,321	$2,650,496

	2013	2012
Great-West Lifetime 2045 Fund II
Distributions paid from:
Ordinary income	$11,468,222	$4,486,725
Long-term capital gain	9,422,646	3,940,693

	$20,890,868	$8,427,418

	2013	2012
Great-West Lifetime 2045 Fund III
Distributions paid from:
Ordinary income	$1,000,863	$654,452
Long-term capital gain	1,592,574	169,006

	$2,593,437	$823,458

	2013	2012
Great-West Lifetime 2055 Fund I
Distributions paid from:
Ordinary income	$718,601	$377,741
Long-term capital gain	1,624,509	454,021

	$2,343,110	$831,762

	2013	2012
Great-West Lifetime 2055 Fund II
Distributions paid from:
Ordinary income	$2,789,814	$983,342
Long-term capital gain	2,068,743	1,133,358

	$4,858,557	$2,116,700

	2013	2012
Great-West Lifetime 2055 Fund III
Distributions paid from:
Ordinary income	$139,031	$50,275
Long-term capital gain	210,529	41,154

	$349,560	$91,429

Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Great-West Lifetime 2015 Fund I
Undistributed ordinary income	$–
Undistributed capital gains	3,381,397

Net accumulated earnings	3,381,397

Net unrealized appreciation on investments	903,515
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$4,284,912

Great-West Lifetime 2015 Fund II
Undistributed ordinary income	$–
Undistributed capital gains	14,882,155

Net accumulated earnings	14,882,155

Net unrealized appreciation on investments	31,609,214
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$46,491,369

Great-West Lifetime 2015 Fund III
Undistributed ordinary income	$–
Undistributed capital gains	833,609

Net accumulated earnings	833,609

Net unrealized appreciation on investments	707,131
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,540,740

Great-West Lifetime 2025 Fund I
Undistributed ordinary income	$10,506
Undistributed capital gains	6,161,325

Net accumulated earnings	6,171,831

Net unrealized appreciation on investments	10,913,161
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$17,084,992

Great-West Lifetime 2025 Fund II
Undistributed ordinary income	$–
Undistributed capital gains	29,058,877

Net accumulated earnings	29,058,877

Net unrealized appreciation on investments	100,767,455
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$129,826,332

Great-West Lifetime 2025 Fund III
Undistributed ordinary income	$–
Undistributed capital gains	2,102,923

Net accumulated earnings	2,102,923

Net unrealized appreciation on investments	6,590,883
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$8,693,806

Annual Report - December 31, 2013

Great-West Lifetime 2035 Fund I
Undistributed ordinary income	$–
Undistributed capital gains	6,130,483

Net accumulated earnings	6,130,483

Net unrealized appreciation on investments	18,386,902
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$24,517,385

Great-West Lifetime 2035 Fund II
Undistributed ordinary income	$–
Undistributed capital gains	28,964,445

Net accumulated earnings	28,964,445

Net unrealized appreciation on investments	119,479,154
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$148,443,599

Great-West Lifetime 2035 Fund III
Undistributed ordinary income	$–
Undistributed capital gains	2,371,474

Net accumulated earnings	2,371,474

Net unrealized appreciation on investments	9,652,894
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$12,024,368

Great-West Lifetime 2045 Fund I
Undistributed ordinary income	$–
Undistributed capital gains	3,661,137

Net accumulated earnings	3,661,137

Net unrealized appreciation on investments	11,656,828
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$15,317,965

Great-West Lifetime 2045 Fund II
Undistributed ordinary income	$–
Undistributed capital gains	14,994,892

Net accumulated earnings	14,994,892

Net unrealized appreciation on investments	65,392,798
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$80,387,690

Great-West Lifetime 2045 Fund III
Undistributed ordinary income	$–
Undistributed capital gains	1,383,328

Net accumulated earnings	1,383,328

Net unrealized appreciation on investments	5,779,171
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$7,162,499

Annual Report - December 31, 2013

Great-West Lifetime 2055 Fund I
Undistributed ordinary income	$–
Undistributed capital gains	998,108

Net accumulated earnings	998,108

Net unrealized appreciation on investments	2,545,978
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$3,544,086

Great-West Lifetime 2055 Fund II
Undistributed ordinary income	$–
Undistributed capital gains	3,799,203

Net accumulated earnings	3,799,203

Net unrealized appreciation on investments	14,867,620
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$18,666,823

Great-West Lifetime 2055 Fund III
Undistributed ordinary income	$8,700
Undistributed capital gains	219,115

Net accumulated earnings	227,815

Net unrealized appreciation on investments	486,000
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$713,815

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest

Annual Report - December 31, 2013

rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	225,624	$2,865,516	$1,158,285	$1,319,549	$366,803	$74,830	$2,818,038
Great-West Ariel Mid Cap Value Fund	412,344	—	839,613	177,327	6,126	6,158	705,109
Great-West Bond Index Fund Initial Class	2,300,038	28,684,717	11,285,947	7,995,861	19,860	579,295	30,475,496
Great-West Federated Bond Fund Initial Class	1,749,417	28,709,187	9,668,031	19,094,690	(327,211)	577,852	18,281,408
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	228,764	—	3,938,588	978,400	13,738	359,582	2,797,787
Great-West International Index Fund Initial Class	499,273	5,885,969	2,102,520	2,827,176	567,097	127,604	5,681,725
Great-West Life & Annuity Contract	14,595,775	9,368,686	9,051,877	4,015,870	—	191,082	14,595,775
Great-West Loomis Sayles Bond Fund Initial Class	887,575	—	13,097,661	751,426	7,480	219,118	12,177,534
Great-West Loomis Sayles Small Cap Value Fund Initial Class	33,062	950,432	391,802	485,717	160,857	5,418	911,525
Great-West MFS International Growth Fund Initial Class	101,650	1,325,102	503,388	603,776	116,566	12,449	1,285,875
Great-West MFS International Value Fund Initial Class	139,952	1,617,736	458,516	762,030	149,582	34,260	1,554,870
Great-West Money Market Fund	—	3,601,011	459,790	4,060,801	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	328,715	2,871,166	1,682,759	1,612,501	191,002	41,345	2,820,375
Great-West Putnam Equity Income Fund Initial Class	246,970	3,494,980	1,203,870	1,493,630	537,927	67,802	3,440,294
Great-West Putnam High Yield Bond Fund Initial Class	1,447,605	10,919,123	4,587,759	3,188,539	215,398	617,990	12,362,546
Great-West Real Estate Index Fund Initial Class	518,020	4,902,489	3,161,043	2,500,050	229,105	213,449	5,175,019
Great-West S&P 500® Index Fund Initial Class	763,883	12,740,478	3,742,478	5,627,060	1,706,795	228,636	12,512,404
Great-West S&P Mid Cap 400® Index Fund Initial Class	380,618	5,454,715	1,874,404	2,604,375	819,424	83,218	5,366,709
Great-West S&P Small Cap 600® Index Fund Initial Class	214,587	2,892,330	1,060,185	1,605,057	480,019	35,972	2,774,614
Great-West Short Duration Bond Fund Initial Class	626,919	5,776,724	2,580,552	1,800,194	1,387	117,910	6,501,150
Great-West T. Rowe Price Equity Income Fund Initial Class	173,799	3,494,256	1,212,548	1,521,209	467,172	69,092	3,439,484
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	59,265	1,324,741	496,088	708,556	138,043	653	1,305,608
Great-West Templeton Global Bond Fund Initial Class	650,747	5,927,002	2,126,500	1,754,403	(50,575)	102,126	6,234,159

					$5,816,595	$3,765,841	$153,217,504

Annual Report - December 31, 2013

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	1,360,229	$13,938,992	$4,606,604	$2,945,365	$972,766	$440,791	$16,989,258
Great-West Ariel Mid Cap Value Fund	2,462,872	—	4,198,103	244,989	12,191	36,295	4,211,511
Great-West Bond Index Fund Initial Class	8,774,163	87,135,030	45,338,828	10,964,547	166,846	1,989,759	116,257,667
Great-West Federated Bond Fund Initial Class	6,668,405	87,745,566	36,343,347	50,735,244	(932,019)	1,948,300	69,684,828
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,380,531	—	19,517,351	1,629,064	25,965	2,144,373	16,883,890
Great-West International Index Fund Initial Class	3,030,335	28,360,622	9,670,445	7,934,967	1,158,007	753,242	34,485,212
Great-West Life & Annuity Contract	55,796,109	28,631,622	32,766,398	6,253,246	—	651,335	55,796,109
Great-West Loomis Sayles Bond Fund Initial Class	3,397,879	—	47,789,286	636,435	8,128	832,746	46,618,901
Great-West Loomis Sayles Small Cap Value Fund Initial Class	196,154	4,551,241	1,512,698	1,262,115	465,455	30,953	5,407,959
Great-West MFS International Growth Fund Initial Class	616,138	6,446,340	2,318,388	1,630,222	234,596	74,119	7,794,144
Great-West MFS International Value Fund Initial Class	851,173	7,806,889	2,116,049	2,088,497	393,133	202,301	9,456,531
Great-West Money Market Fund	—	11,037,673	2,431,771	13,469,444	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,982,156	13,934,957	7,297,876	4,309,622	(140,438)	246,713	17,006,901
Great-West Putnam Equity Income Fund Initial Class	1,493,001	16,919,837	4,725,897	3,656,002	1,133,572	386,218	20,797,502
Great-West Putnam High Yield Bond Fund Initial Class	5,534,070	33,505,005	16,995,441	3,724,001	263,611	2,201,698	47,260,960
Great-West Real Estate Index Fund Initial Class	2,538,075	19,459,804	12,650,325	5,207,930	545,972	1,025,143	25,355,365
Great-West S&P 500® Index Fund Initial Class	4,603,184	61,723,395	13,548,456	13,432,226	4,125,834	1,299,373	75,400,147
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,294,739	26,454,919	7,104,619	6,970,780	1,814,268	475,139	32,355,821
Great-West S&P Small Cap 600® Index Fund Initial Class	1,298,512	14,032,337	3,945,898	4,531,372	1,361,944	207,056	16,789,759
Great-West Short Duration Bond Fund Initial Class	2,396,402	17,610,104	10,101,125	2,661,669	(4,003)	402,881	24,850,685
Great-West T. Rowe Price Equity Income Fund Initial Class	1,050,507	16,912,985	4,796,552	3,578,549	1,016,770	392,724	20,789,537
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	359,962	6,538,920	1,877,711	1,886,091	290,211	3,796	7,929,970
Great-West Templeton Global Bond Fund Initial Class	2,493,189	18,327,542	7,826,639	1,899,135	(36,747)	338,283	23,884,749

					$12,876,062	$16,083,238	$696,007,406

Annual Report - December 31, 2013

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	58,189	$578,667	$414,879	$302,204	$48,194	$18,425	$726,776
Great-West Ariel Mid Cap Value Fund	104,826	—	191,221	21,391	1,183	1,538	179,253
Great-West Bond Index Fund Initial Class	247,809	2,413,541	2,062,666	1,086,901	(23,630)	50,017	3,283,468
Great-West Federated Bond Fund Initial Class	188,501	2,425,870	1,597,299	2,000,980	(60,512)	47,380	1,969,836
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	58,844	—	920,151	149,718	2,915	90,159	719,661
Great-West International Index Fund Initial Class	129,231	1,182,228	766,019	572,522	111,342	31,533	1,470,649
Great-West Life & Annuity Contract	1,577,202	785,159	1,264,798	489,050	—	16,295	1,577,202
Great-West Loomis Sayles Bond Fund Initial Class	96,253	—	1,431,537	94,477	1,648	23,594	1,320,584
Great-West Loomis Sayles Small Cap Value Fund Initial Class	8,461	189,340	133,051	104,812	22,906	1,279	233,269
Great-West MFS International Growth Fund Initial Class	26,184	266,661	181,397	126,487	22,265	3,120	331,223
Great-West MFS International Value Fund Initial Class	36,303	324,099	194,364	163,014	26,969	8,467	403,325
Great-West Money Market Fund	—	303,024	59,534	362,558	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	85,720	578,923	524,357	282,917	64,854	10,468	735,479
Great-West Putnam Equity Income Fund Initial Class	63,456	705,414	467,722	340,646	95,637	15,429	883,940
Great-West Putnam High Yield Bond Fund Initial Class	156,720	925,339	811,100	384,322	32,236	57,336	1,338,390
Great-West Real Estate Index Fund Initial Class	92,950	705,012	666,017	375,070	33,618	36,842	928,571
Great-West S&P 500® Index Fund Initial Class	195,703	2,567,212	1,529,715	1,261,014	301,908	51,900	3,205,609
Great-West S&P Mid Cap 400® Index Fund Initial Class	97,388	1,101,339	699,578	572,674	140,743	19,102	1,373,165
Great-West S&P Small Cap 600® Index Fund Initial Class	55,207	583,072	376,642	346,141	74,156	8,358	713,827
Great-West Short Duration Bond Fund Initial Class	67,532	488,421	447,682	228,231	2,134	10,012	700,310
Great-West T. Rowe Price Equity Income Fund Initial Class	44,586	705,006	467,934	336,603	89,694	15,637	882,362
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	15,387	271,289	181,680	147,321	28,404	156	338,971
Great-West Templeton Global Bond Fund Initial Class	70,356	504,729	384,241	201,174	6,692	8,128	674,013

					$1,023,356	$525,175	$23,989,883

Annual Report - December 31, 2013

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	438,136	$4,864,487	$2,053,013	$1,752,052	$537,090	$144,705	$5,472,320
Great-West Ariel Mid Cap Value Fund	791,711	—	1,544,575	272,830	8,236	11,855	1,353,826
Great-West Bond Index Fund Initial Class	3,067,268	32,224,461	18,482,481	8,241,503	(130)	724,186	40,641,303
Great-West Federated Bond Fund Initial Class	2,336,750	32,437,086	14,360,359	21,164,094	(445,927)	717,889	24,419,039
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	442,971	—	7,210,701	1,487,821	(199)	696,958	5,417,530
Great-West International Index Fund Initial Class	1,138,824	11,736,505	4,480,761	4,941,358	633,677	290,876	12,959,823
Great-West Life & Annuity Contract	10,411,654	5,585,349	7,001,248	2,300,562	—	125,619	10,411,654
Great-West Loomis Sayles Bond Fund Initial Class	1,184,763	—	17,527,217	1,085,857	5,527	292,089	16,254,953
Great-West Loomis Sayles Small Cap Value Fund Initial Class	75,188	1,897,278	778,552	756,913	294,749	12,174	2,072,921
Great-West MFS International Growth Fund Initial Class	230,016	2,642,550	1,092,655	1,055,441	145,712	28,252	2,909,707
Great-West MFS International Value Fund Initial Class	321,364	3,237,671	971,002	1,214,104	253,979	78,454	3,570,358
Great-West Money Market Fund	—	2,157,207	404,375	2,561,582	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	639,150	4,873,483	3,270,885	2,795,743	(74,056)	80,441	5,483,909
Great-West Putnam Equity Income Fund Initial Class	479,531	5,942,323	2,022,410	2,012,828	644,835	128,946	6,679,868
Great-West Putnam High Yield Bond Fund Initial Class	1,920,022	12,292,855	7,220,864	3,191,173	211,574	782,019	16,396,984
Great-West Real Estate Index Fund Initial Class	667,927	5,548,858	3,654,267	2,080,990	189,552	272,148	6,672,592
Great-West S&P 500® Index Fund Initial Class	1,479,051	21,610,457	6,066,610	6,884,776	2,644,071	433,678	24,226,854
Great-West S&P Mid Cap 400® Index Fund Initial Class	736,786	9,251,774	2,995,026	3,457,534	1,022,833	158,261	10,388,683
Great-West S&P Small Cap 600® Index Fund Initial Class	496,159	5,834,739	1,996,020	2,525,822	833,035	81,685	6,415,338
Great-West Short Duration Bond Fund Initial Class	446,556	3,428,568	2,244,788	1,004,539	320	77,530	4,630,785
Great-West T. Rowe Price Equity Income Fund Initial Class	337,435	5,940,355	2,066,225	1,944,001	665,299	131,214	6,677,830
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	115,027	2,277,457	821,046	981,316	182,271	1,260	2,534,043
Great-West Templeton Global Bond Fund Initial Class	930,925	7,175,344	3,456,357	1,590,261	(37,385)	135,130	8,918,257

					$7,715,063	$5,405,369	$224,508,577

Annual Report - December 31, 2013

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	2,832,435	$25,119,185	$10,167,412	$3,408,014	$883,429	$906,833	$35,377,112
Great-West Ariel Mid Cap Value Fund	5,137,708	—	8,590,193	343,929	18,508	75,427	8,785,481
Great-West Bond Index Fund Initial Class	10,783,459	89,445,561	67,884,689	8,606,118	179,031	2,281,442	142,880,829
Great-West Federated Bond Fund Initial Class	8,205,042	89,651,903	51,483,359	51,438,181	(957,390)	2,196,101	85,742,688
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,862,182	—	38,668,009	1,589,630	46,917	4,413,253	35,004,483
Great-West International Index Fund Initial Class	7,437,801	60,016,892	24,485,091	11,505,129	960,572	1,831,985	84,642,171
Great-West Life & Annuity Contract	36,664,209	15,392,105	23,695,705	2,814,748	—	391,147	36,664,209
Great-West Loomis Sayles Bond Fund Initial Class	4,183,082	—	58,520,368	471,027	6,063	1,024,951	57,391,887
Great-West Loomis Sayles Small Cap Value Fund Initial Class	489,290	9,747,939	3,874,989	1,950,829	575,131	75,492	13,489,739
Great-West MFS International Growth Fund Initial Class	1,506,752	13,651,093	5,919,207	2,250,870	272,648	180,132	19,060,419
Great-West MFS International Value Fund Initial Class	2,084,024	16,486,119	5,796,747	3,080,155	584,396	491,212	23,153,510
Great-West Money Market Fund	—	5,897,562	1,652,838	7,550,400	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,147,665	25,059,730	15,902,840	5,661,606	(821,318)	511,265	35,586,969
Great-West Putnam Equity Income Fund Initial Class	3,091,180	30,477,005	10,489,885	4,014,248	1,297,144	776,393	43,060,137
Great-West Putnam High Yield Bond Fund Initial Class	6,765,163	34,129,779	26,225,970	3,157,112	226,720	2,544,912	57,774,490
Great-West Real Estate Index Fund Initial Class	3,375,913	22,662,269	17,297,711	4,255,852	499,001	1,352,406	33,725,373
Great-West S&P 500® Index Fund Initial Class	9,561,459	111,047,031	30,165,979	12,562,904	6,070,477	2,616,107	156,616,694
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,764,934	47,614,038	15,030,640	7,586,865	2,363,367	961,117	67,185,570
Great-West S&P Small Cap 600® Index Fund Initial Class	3,213,734	30,042,455	9,983,735	7,194,808	2,006,614	499,332	41,553,586
Great-West Short Duration Bond Fund Initial Class	1,575,870	9,507,617	8,165,611	1,207,617	274	241,733	16,341,772
Great-West T. Rowe Price Equity Income Fund Initial Class	2,173,148	30,460,433	10,394,956	3,300,162	1,452,798	788,272	43,006,598
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	751,768	11,811,156	3,906,412	2,028,134	306,901	7,827	16,561,458
Great-West Templeton Global Bond Fund Initial Class	3,279,705	20,049,613	13,010,064	1,199,686	(20,573)	404,531	31,419,578

					$15,950,710	$24,571,870	$1,085,024,753

Annual Report - December 31, 2013

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	188,532	$1,793,587	$730,106	$378,632	$74,024	$59,943	$2,354,760
Great-West Ariel Mid Cap Value Fund	338,333	—	587,025	42,896	1,756	4,967	578,549
Great-West Bond Index Fund Initial Class	373,630	3,335,400	2,474,937	681,689	(14,383)	75,722	4,950,594
Great-West Federated Bond Fund Initial Class	284,251	3,366,486	1,653,124	1,936,400	(54,150)	72,608	2,970,425
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	191,286	—	2,685,213	200,939	5,183	293,103	2,339,432
Great-West International Index Fund Initial Class	492,978	4,323,312	1,630,002	936,272	222,695	121,118	5,610,084
Great-West Life & Annuity Contract	1,268,858	579,478	859,806	183,630	—	13,204	1,268,858
Great-West Loomis Sayles Bond Fund Initial Class	144,998	—	2,061,281	48,728	590	35,477	1,989,368
Great-West Loomis Sayles Small Cap Value Fund Initial Class	32,519	701,787	280,122	187,804	53,707	4,970	896,553
Great-West MFS International Growth Fund Initial Class	99,518	974,446	406,397	205,365	45,922	11,893	1,258,898
Great-West MFS International Value Fund Initial Class	138,152	1,190,156	371,430	275,195	45,712	32,455	1,534,873
Great-West Money Market Fund	—	224,087	40,624	264,711	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	277,866	1,797,047	1,155,056	429,202	91,533	33,915	2,384,093
Great-West Putnam Equity Income Fund Initial Class	205,540	2,189,981	778,660	430,794	162,902	50,871	2,863,177
Great-West Putnam High Yield Bond Fund Initial Class	234,469	1,276,674	973,815	253,152	21,819	86,215	2,002,365
Great-West Real Estate Index Fund Initial Class	188,804	1,401,832	957,586	361,671	33,404	75,175	1,886,151
Great-West S&P 500® Index Fund Initial Class	633,318	7,960,897	2,219,546	1,550,292	489,635	171,074	10,373,752
Great-West S&P Mid Cap 400® Index Fund Initial Class	315,707	3,417,242	1,106,837	762,979	260,757	62,957	4,451,462
Great-West S&P Small Cap 600® Index Fund Initial Class	213,037	2,155,061	716,072	644,632	171,091	32,757	2,754,564
Great-West Short Duration Bond Fund Initial Class	54,117	355,737	294,197	83,762	815	8,002	561,194
Great-West T. Rowe Price Equity Income Fund Initial Class	144,456	2,189,069	768,910	417,510	135,949	51,614	2,858,779
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	49,799	837,239	314,639	217,119	44,108	514	1,097,076
Great-West Templeton Global Bond Fund Initial Class	113,622	746,568	491,024	131,031	3,499	13,447	1,088,502

					$1,796,568	$1,312,001	$58,073,509

Annual Report - December 31, 2013

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	479,328	$4,837,945	$2,035,671	$1,375,274	$375,432	$156,323	$5,986,812
Great-West Ariel Mid Cap Value Fund	861,938	—	1,649,946	265,921	7,537	12,780	1,473,913
Great-West Bond Index Fund Initial Class	1,609,395	15,221,251	11,315,817	4,291,093	5,156	366,106	21,324,477
Great-West Federated Bond Fund Initial Class	1,224,733	15,219,149	8,347,332	10,171,287	(220,292)	358,432	12,798,464
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	486,649	—	7,552,697	1,253,284	14,702	756,673	5,951,718
Great-West International Index Fund Initial Class	1,456,574	13,586,290	5,370,979	4,758,284	421,635	367,467	16,575,816
Great-West Life & Annuity Contract	2,190,066	989,111	1,635,262	458,635	—	24,328	2,190,066
Great-West Loomis Sayles Bond Fund Initial Class	624,049	—	9,210,679	549,441	4,635	152,911	8,561,955
Great-West Loomis Sayles Small Cap Value Fund Initial Class	97,331	2,200,917	875,018	685,054	247,460	15,469	2,683,418
Great-West MFS International Growth Fund Initial Class	294,149	3,053,269	1,322,700	991,489	115,351	35,732	3,720,985
Great-West MFS International Value Fund Initial Class	409,850	3,730,728	1,233,936	1,164,907	247,188	98,560	4,553,431
Great-West Money Market Fund	—	375,125	101,130	476,255	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	701,141	4,844,772	3,185,270	2,307,270	(270,486)	87,202	6,015,791
Great-West Putnam Equity Income Fund Initial Class	525,691	5,927,039	2,054,823	1,563,302	514,853	138,573	7,322,878
Great-West Putnam High Yield Bond Fund Initial Class	1,004,968	5,750,017	4,441,675	1,637,781	106,269	396,960	8,582,428
Great-West Real Estate Index Fund Initial Class	471,775	3,633,953	2,599,920	1,213,554	111,681	191,160	4,713,037
Great-West S&P 500® Index Fund Initial Class	1,625,579	21,426,475	6,099,248	4,968,398	2,262,763	465,820	26,626,976
Great-West S&P Mid Cap 400® Index Fund Initial Class	808,774	9,234,023	2,858,785	2,577,782	843,154	170,382	11,403,706
Great-West S&P Small Cap 600® Index Fund Initial Class	637,029	6,773,814	2,212,830	2,345,257	770,662	103,022	8,236,788
Great-West Short Duration Bond Fund Initial Class	92,915	614,191	557,018	199,683	552	14,988	963,523
Great-West T. Rowe Price Equity Income Fund Initial Class	369,880	5,925,547	2,106,198	1,458,995	576,776	140,966	7,319,933
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	126,828	2,266,270	774,928	739,852	124,893	1,362	2,794,024
Great-West Templeton Global Bond Fund Initial Class	517,935	3,551,117	2,347,962	871,779	(21,760)	70,569	4,961,820

					$6,238,161	$4,125,785	$174,761,959

Annual Report - December 31, 2013

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	2,839,728	$21,915,441	$11,220,509	$1,223,577	$311,139	$900,879	$35,468,204
Great-West Ariel Mid Cap Value Fund	5,125,180	—	8,440,032	210,314	14,217	75,392	8,764,057
Great-West Bond Index Fund Initial Class	4,149,939	30,118,943	30,096,666	3,114,064	74,373	833,512	54,986,693
Great-West Federated Bond Fund Initial Class	3,154,202	30,162,897	22,432,763	18,275,451	(364,203)	793,283	32,961,410
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,875,203	—	37,857,780	605,286	7,112	4,424,684	35,163,737
Great-West International Index Fund Initial Class	8,638,490	60,703,085	30,393,559	5,800,450	546,533	2,126,115	98,306,018
Great-West Life & Annuity Contract	5,671,767	1,946,241	4,043,470	372,840	—	54,896	5,671,767
Great-West Loomis Sayles Bond Fund Initial Class	1,610,159	—	22,473,912	126,050	1,580	393,852	22,091,379
Great-West Loomis Sayles Small Cap Value Fund Initial Class	574,066	9,931,972	4,795,097	962,540	431,931	86,782	15,827,002
Great-West MFS International Growth Fund Initial Class	1,745,901	13,912,372	7,422,743	1,212,938	192,594	209,179	22,085,648
Great-West MFS International Value Fund Initial Class	2,433,212	16,652,018	7,799,364	1,900,660	356,519	571,590	27,032,982
Great-West Money Market Fund	—	753,155	264,795	1,017,950	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,142,486	21,773,802	16,993,104	2,426,549	(191,600)	511,530	35,542,526
Great-West Putnam Equity Income Fund Initial Class	3,113,472	26,541,331	12,282,625	1,606,565	509,824	756,709	43,370,664
Great-West Putnam High Yield Bond Fund Initial Class	2,586,153	11,409,453	11,596,619	1,126,943	59,771	934,244	22,085,751
Great-West Real Estate Index Fund Initial Class	2,306,259	13,791,528	12,293,978	1,719,595	195,688	916,421	23,039,530
Great-West S&P 500® Index Fund Initial Class	9,646,993	96,082,240	35,938,750	3,645,724	1,744,288	2,544,194	158,017,738
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,795,396	41,442,815	16,182,762	2,525,734	753,429	939,800	67,615,077
Great-West S&P Small Cap 600® Index Fund Initial Class	3,776,337	30,615,177	12,196,077	3,902,417	1,568,225	570,289	48,828,040
Great-West Short Duration Bond Fund Initial Class	243,118	1,198,599	1,499,666	158,308	1,196	33,510	2,521,132
Great-West T. Rowe Price Equity Income Fund Initial Class	2,190,787	26,525,659	12,278,009	1,134,341	529,252	767,222	43,355,683
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	752,090	10,337,510	4,260,517	718,088	163,796	7,734	16,568,548
Great-West Templeton Global Bond Fund Initial Class	1,330,267	7,178,508	6,142,099	408,366	(5,847)	154,653	12,743,961

					$6,899,817	$18,606,470	$832,047,547

Annual Report - December 31, 2013

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	231,669	$1,967,850	$934,159	$278,111	$46,720	$72,746	$2,893,541
Great-West Ariel Mid Cap Value Fund	419,827	—	698,297	23,356	1,295	6,112	717,904
Great-West Bond Index Fund Initial Class	142,875	1,201,620	1,014,006	254,876	(4,819)	28,514	1,893,091
Great-West Federated Bond Fund Initial Class	108,875	1,200,982	716,186	738,534	(21,122)	27,138	1,137,740
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	234,715	—	3,148,961	104,226	1,852	357,331	2,870,568
Great-West International Index Fund Initial Class	706,199	5,506,019	2,425,394	811,598	172,238	171,381	8,036,543
Great-West Life & Annuity Contract	191,029	78,546	134,913	24,332	—	1,902	191,029
Great-West Loomis Sayles Bond Fund Initial Class	55,212	—	779,504	13,292	164	13,371	757,507
Great-West Loomis Sayles Small Cap Value Fund Initial Class	46,991	892,435	404,063	161,901	42,550	7,027	1,295,550
Great-West MFS International Growth Fund Initial Class	142,738	1,242,000	598,766	172,933	34,255	16,894	1,805,631
Great-West MFS International Value Fund Initial Class	198,138	1,514,128	595,264	262,968	35,489	45,968	2,201,311
Great-West Money Market Fund	—	31,403	7,968	39,371	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	340,005	1,973,184	1,406,564	333,589	45,679	41,367	2,917,240
Great-West Putnam Equity Income Fund Initial Class	253,289	2,398,812	1,015,088	308,486	126,525	60,772	3,528,321
Great-West Putnam High Yield Bond Fund Initial Class	88,676	455,994	385,646	86,330	7,397	32,150	757,294
Great-West Real Estate Index Fund Initial Class	171,224	1,159,298	928,647	275,607	27,562	67,237	1,710,529
Great-West S&P 500® Index Fund Initial Class	783,510	8,706,748	2,980,302	1,058,981	361,843	204,543	12,833,903
Great-West S&P Mid Cap 400® Index Fund Initial Class	389,830	3,746,235	1,350,443	495,535	192,265	75,556	5,496,609
Great-West S&P Small Cap 600® Index Fund Initial Class	307,395	2,752,454	1,038,679	602,014	147,625	45,982	3,974,617
Great-West Short Duration Bond Fund Initial Class	8,105	47,191	48,772	11,205	109	1,128	84,049
Great-West T. Rowe Price Equity Income Fund Initial Class	178,131	2,397,591	1,010,428	290,210	103,406	61,591	3,525,204
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	61,262	916,487	380,954	151,264	28,412	622	1,349,599
Great-West Templeton Global Bond Fund Initial Class	45,572	283,865	202,030	41,588	1,853	5,368	436,578

					$1,351,298	$1,344,700	$60,414,358

Annual Report - December 31, 2013

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	274,908	$2,523,042	$1,226,675	$606,199	$161,832	$89,107	$3,433,596
Great-West Ariel Mid Cap Value Fund	495,654	—	951,977	155,924	4,464	7,357	847,569
Great-West Bond Index Fund Initial Class	496,294	4,634,207	3,694,987	1,467,149	1,041	114,448	6,575,896
Great-West Federated Bond Fund Initial Class	377,732	4,634,185	3,092,107	3,623,991	(100,086)	112,660	3,947,302
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	278,236	—	4,257,334	651,906	9,979	433,113	3,402,829
Great-West International Index Fund Initial Class	961,785	8,141,624	3,766,085	2,462,687	229,855	241,660	10,945,116
Great-West Loomis Sayles Bond Fund Initial Class	192,335	—	2,854,361	184,645	1,590	47,075	2,638,843
Great-West Loomis Sayles Small Cap Value Fund Initial Class	64,253	1,314,706	626,155	366,040	130,264	10,063	1,771,466
Great-West MFS International Growth Fund Initial Class	195,016	1,829,996	945,129	519,002	67,636	23,673	2,466,948
Great-West MFS International Value Fund Initial Class	270,475	2,240,796	952,315	665,907	140,616	64,873	3,004,981
Great-West Multi-Manager Large Cap Growth Fund Initial Class	401,256	2,524,280	1,815,394	989,472	(117,751)	50,040	3,442,775
Great-West Putnam Equity Income Fund Initial Class	300,945	3,079,133	1,326,917	723,515	238,566	77,294	4,192,163
Great-West Putnam High Yield Bond Fund Initial Class	308,981	1,749,799	1,444,634	559,945	36,683	122,653	2,638,697
Great-West Real Estate Index Fund Initial Class	217,438	1,580,017	1,276,610	536,258	46,607	87,759	2,172,202
Great-West S&P 500® Index Fund Initial Class	932,805	11,172,003	3,991,225	2,221,346	1,082,129	260,424	15,279,338
Great-West S&P Mid Cap 400® Index Fund Initial Class	463,431	4,804,262	1,817,961	1,166,875	381,713	95,535	6,534,369
Great-West S&P Small Cap 600® Index Fund Initial Class	420,159	4,050,109	1,664,389	1,301,055	441,005	66,501	5,432,657
Great-West T. Rowe Price Equity Income Fund Initial Class	211,794	3,079,052	1,335,811	657,884	264,402	78,536	4,191,406
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	72,925	1,176,948	489,406	329,452	54,319	775	1,606,544
Great-West Templeton Global Bond Fund Initial Class	169,878	1,168,738	799,273	321,566	(11,424)	24,017	1,627,429

					$3,063,440	$2,007,563	$86,152,126

Annual Report - December 31, 2013

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	1,494,835	$10,654,114	$6,557,200	$333,548	$71,758	$470,063	$18,670,486
Great-West Ariel Mid Cap Value Fund	2,699,049	—	4,424,183	87,231	5,824	39,522	4,615,373
Great-West Bond Index Fund Initial Class	1,205,817	9,008,633	8,604,678	1,001,638	24,461	247,969	15,977,081
Great-West Federated Bond Fund Initial Class	917,651	9,007,541	7,393,450	6,456,250	(165,497)	237,995	9,589,454
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,509,851	—	19,727,663	151,583	2,828	2,311,466	18,465,478
Great-West International Index Fund Initial Class	5,236,058	34,168,385	20,102,071	2,282,252	157,828	1,278,616	59,586,346
Great-West Loomis Sayles Bond Fund Initial Class	466,805	—	6,498,665	19,648	242	113,853	6,404,563
Great-West Loomis Sayles Small Cap Value Fund Initial Class	347,890	5,581,082	3,175,010	412,805	157,136	51,824	9,591,337
Great-West MFS International Growth Fund Initial Class	1,057,938	7,754,894	4,870,221	410,160	53,589	126,127	13,382,910
Great-West MFS International Value Fund Initial Class	1,473,594	9,359,024	5,238,512	851,006	131,401	343,595	16,371,625
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,188,338	10,641,147	9,521,623	833,270	(119,317)	268,309	18,775,940
Great-West Putnam Equity Income Fund Initial Class	1,635,922	12,954,959	7,228,167	517,120	144,660	388,497	22,788,396
Great-West Putnam High Yield Bond Fund Initial Class	743,553	3,394,883	3,223,439	333,595	12,841	272,928	6,349,941
Great-West Real Estate Index Fund Initial Class	1,037,544	5,904,793	5,870,161	792,219	97,746	409,239	10,365,062
Great-West S&P 500® Index Fund Initial Class	5,055,634	47,027,733	21,870,759	1,198,502	576,893	1,305,746	82,811,281
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,513,414	20,234,921	9,917,581	1,022,321	269,513	483,266	35,439,132
Great-West S&P Small Cap 600® Index Fund Initial Class	2,276,041	17,163,137	8,024,240	1,710,164	607,892	337,694	29,429,214
Great-West T. Rowe Price Equity Income Fund Initial Class	1,150,326	12,948,052	7,304,187	381,805	153,645	393,504	22,764,948
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	394,253	4,980,648	2,640,789	273,866	45,874	4,001	8,685,391
Great-West Templeton Global Bond Fund Initial Class	412,728	2,280,086	1,886,117	160,751	(5,224)	49,718	3,953,934

					$2,224,093	$9,133,932	$414,017,892

Annual Report - December 31, 2013

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	126,019	$1,118,278	$483,845	$180,560	$27,721	$39,797	$1,573,975
Great-West Ariel Mid Cap Value Fund	228,610	—	382,313	15,265	814	3,352	390,923
Great-West Bond Index Fund Initial Class	56,077	531,102	359,172	119,059	(2,236)	12,004	743,020
Great-West Federated Bond Fund Initial Class	42,751	531,066	295,883	365,191	(11,493)	11,603	446,745
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	127,864	—	1,725,998	68,948	1,783	195,122	1,563,776
Great-West International Index Fund Initial Class	442,221	3,607,235	1,407,993	567,001	122,552	108,101	5,032,479
Great-West Loomis Sayles Bond Fund Initial Class	21,661	—	304,471	3,882	50	5,274	297,184
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,430	584,810	227,118	109,326	24,475	4,433	811,391
Great-West MFS International Growth Fund Initial Class	89,584	814,807	352,529	121,394	24,799	10,676	1,133,238
Great-West MFS International Value Fund Initial Class	123,972	989,806	359,729	199,660	26,366	28,993	1,377,329
Great-West Multi-Manager Large Cap Growth Fund Initial Class	186,438	1,119,792	757,943	195,830	42,578	22,614	1,599,633
Great-West Putnam Equity Income Fund Initial Class	137,937	1,364,075	520,736	199,999	74,975	33,409	1,921,463
Great-West Putnam High Yield Bond Fund Initial Class	35,290	201,741	137,909	39,756	3,092	13,298	301,376
Great-West Real Estate Index Fund Initial Class	82,529	587,392	436,766	150,765	14,672	32,596	824,468
Great-West S&P 500® Index Fund Initial Class	425,528	4,939,829	1,523,577	713,780	220,648	112,193	6,970,156
Great-West S&P Mid Cap 400® Index Fund Initial Class	211,909	2,129,714	666,899	319,070	103,052	41,463	2,987,917
Great-West S&P Small Cap 600® Index Fund Initial Class	191,995	1,798,529	577,175	410,204	86,602	28,952	2,482,494
Great-West T. Rowe Price Equity Income Fund Initial Class	96,998	1,363,046	519,156	192,672	60,620	33,870	1,919,582
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	33,300	522,253	195,457	97,126	18,096	340	733,597
Great-West Templeton Global Bond Fund Initial Class	19,327	133,799	75,863	21,282	530	2,442	185,157

					$839,696	$740,532	$33,295,903

Annual Report - December 31, 2013

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	68,889	$627,124	$413,640	$220,450	$70,686	$22,034	$860,427
Great-West Ariel Mid Cap Value Fund	123,848	—	248,646	49,470	921	1,815	211,780
Great-West Bond Index Fund Initial Class	104,795	1,025,037	980,930	564,188	(9,572)	25,045	1,388,541
Great-West Federated Bond Fund Initial Class	79,770	1,025,215	877,568	1,047,061	(35,189)	24,890	833,600
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	69,944	—	1,132,700	225,774	2,966	106,812	855,418
Great-West International Index Fund Initial Class	275,392	2,317,133	1,412,437	964,166	120,763	68,322	3,133,966
Great-West Loomis Sayles Bond Fund Initial Class	40,625	—	615,888	51,957	366	9,892	557,370
Great-West Loomis Sayles Small Cap Value Fund Initial Class	18,277	372,919	228,102	141,766	47,023	2,833	503,908
Great-West MFS International Growth Fund Initial Class	55,693	522,531	347,876	215,570	29,163	6,672	704,512
Great-West MFS International Value Fund Initial Class	77,469	636,953	377,932	276,130	53,136	18,381	860,678
Great-West Multi-Manager Large Cap Growth Fund Initial Class	101,612	627,722	571,685	300,238	20,740	12,343	871,833
Great-West Putnam Equity Income Fund Initial Class	75,390	765,904	464,583	274,666	89,178	19,242	1,050,181
Great-West Putnam High Yield Bond Fund Initial Class	65,246	386,997	372,508	198,395	12,256	26,578	557,200
Great-West Real Estate Index Fund Initial Class	51,390	378,644	360,580	185,307	15,557	20,737	513,382
Great-West S&P 500® Index Fund Initial Class	232,214	2,781,909	1,468,149	987,465	298,193	64,606	3,803,661
Great-West S&P Mid Cap 400® Index Fund Initial Class	115,683	1,193,225	662,948	448,808	135,942	23,700	1,631,135
Great-West S&P Small Cap 600® Index Fund Initial Class	119,502	1,146,580	617,029	480,076	148,139	18,770	1,545,156
Great-West T. Rowe Price Equity Income Fund Initial Class	53,033	765,777	466,467	275,189	78,909	19,562	1,049,532
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	18,196	292,551	170,868	120,261	22,517	191	400,857
Great-West Templeton Global Bond Fund Initial Class	42,788	305,802	261,381	148,356	183	6,300	409,909

					$1,101,877	$498,725	$21,743,046

Annual Report - December 31, 2013

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	357,284	$2,169,313	$2,034,180	$118,625	$26,195	$111,606	$4,462,474
Great-West Ariel Mid Cap Value Fund	646,027	—	1,060,647	22,519	1,317	9,462	1,104,706
Great-West Bond Index Fund Initial Class	263,135	1,728,741	2,115,533	228,011	(375)	53,504	3,486,532
Great-West Federated Bond Fund Initial Class	199,776	1,728,636	1,929,117	1,512,371	(52,048)	51,342	2,087,660
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	363,228	—	4,779,693	71,079	1,905	551,384	4,442,279
Great-West International Index Fund Initial Class	1,433,287	8,001,581	7,028,588	686,838	39,907	349,046	16,310,804
Great-West Loomis Sayles Bond Fund Initial Class	102,333	—	1,428,821	8,414	111	25,052	1,404,004
Great-West Loomis Sayles Small Cap Value Fund Initial Class	94,435	1,292,397	1,139,809	139,883	40,769	13,929	2,603,577
Great-West MFS International Growth Fund Initial Class	290,035	1,813,481	1,681,508	127,443	14,415	34,513	3,668,937
Great-West MFS International Value Fund Initial Class	403,295	2,202,416	1,849,793	240,938	37,943	93,825	4,480,604
Great-West Multi-Manager Large Cap Growth Fund Initial Class	529,910	2,169,221	2,798,197	276,291	(48,600)	63,944	4,546,630
Great-West Putnam Equity Income Fund Initial Class	390,529	2,646,362	2,301,365	173,709	50,340	91,232	5,440,075
Great-West Putnam High Yield Bond Fund Initial Class	162,751	656,879	808,412	84,699	5,914	59,190	1,389,895
Great-West Real Estate Index Fund Initial Class	231,891	1,135,575	1,483,531	155,923	15,556	91,238	2,316,588
Great-West S&P 500® Index Fund Initial Class	1,205,808	9,554,161	7,351,780	496,216	182,947	306,715	19,751,137
Great-West S&P Mid Cap 400® Index Fund Initial Class	598,615	4,125,026	3,171,310	253,655	70,912	113,816	8,440,465
Great-West S&P Small Cap 600® Index Fund Initial Class	617,262	3,972,620	2,945,615	487,502	126,343	90,600	7,981,198
Great-West T. Rowe Price Equity Income Fund Initial Class	274,553	2,645,974	2,278,292	123,579	35,433	92,346	5,433,413
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	94,134	1,014,426	840,504	77,597	8,477	950	2,073,779
Great-West Templeton Global Bond Fund Initial Class	107,285	516,157	596,719	70,590	(313)	12,688	1,027,788

					$557,148	$2,216,382	$102,452,545

Annual Report - December 31, 2013

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	16,271	$102,565	$129,557	$40,893	$6,617	$5,022	$203,224
Great-West Ariel Mid Cap Value Fund	29,408	—	52,472	4,980	203	429	50,287
Great-West Bond Index Fund Initial Class	7,268	49,556	72,774	23,080	(518)	1,422	96,298
Great-West Federated Bond Fund Initial Class	5,519	49,550	64,263	55,528	(2,206)	1,355	57,674
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	16,673	—	239,681	22,921	862	24,910	203,906
Great-West International Index Fund Initial Class	64,835	378,889	445,416	148,789	30,583	15,737	737,821
Great-West Loomis Sayles Bond Fund Initial Class	2,821	—	41,245	2,048	26	684	38,712
Great-West Loomis Sayles Small Cap Value Fund Initial Class	4,307	60,930	74,242	26,248	6,141	626	118,738
Great-West MFS International Growth Fund Initial Class	13,125	85,417	105,512	33,535	6,170	1,558	166,026
Great-West MFS International Value Fund Initial Class	18,248	104,130	119,445	44,851	8,031	4,226	202,740
Great-West Multi-Manager Large Cap Growth Fund Initial Class	24,611	102,658	168,280	41,190	10,163	2,886	211,166
Great-West Putnam Equity Income Fund Initial Class	17,713	125,481	147,892	45,424	13,985	4,067	246,738
Great-West Putnam High Yield Bond Fund Initial Class	4,532	18,985	28,079	8,315	540	1,603	38,702
Great-West Real Estate Index Fund Initial Class	9,643	48,649	75,482	20,872	2,124	3,737	96,337
Great-West S&P 500® Index Fund Initial Class	54,650	453,358	492,865	167,074	44,296	13,657	895,173
Great-West S&P Mid Cap 400® Index Fund Initial Class	27,225	195,292	216,033	74,567	20,460	5,091	383,873
Great-West S&P Small Cap 600® Index Fund Initial Class	28,115	187,955	210,722	89,654	21,613	4,058	363,529
Great-West T. Rowe Price Equity Income Fund Initial Class	12,454	125,469	147,643	45,289	11,936	4,113	246,472
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	4,275	48,077	56,381	20,180	4,079	43	94,171
Great-West Templeton Global Bond Fund Initial Class	2,985	14,694	20,486	6,175	106	336	28,599

					$185,211	$95,560	$4,480,186

Annual Report - December 31, 2013

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$108,289,328	$103,759,359
Great-West Lifetime 2015 Fund II	422,196,069	245,180,361
Great-West Lifetime 2015 Fund III	21,421,838	15,447,058
Great-West Lifetime 2025 Fund I	146,307,576	114,247,639
Great-West Lifetime 2025 Fund II	610,293,152	254,970,217
Great-West Lifetime 2025 Fund III	30,864,650	18,963,781
Great-West Lifetime 2035 Fund I	102,100,431	74,797,573
Great-West Lifetime 2035 Fund II	432,663,167	122,957,508
Great-West Lifetime 2035 Fund III	29,403,756	13,949,954
Great-West Lifetime 2045 Fund I	49,824,751	33,552,390
Great-West Lifetime 2045 Fund II	219,825,241	49,596,692
Great-West Lifetime 2045 Fund III	15,320,723	8,587,387
Great-West Lifetime 2055 Fund I	16,157,835	12,083,508
Great-West Lifetime 2055 Fund II	68,203,266	12,835,292
Great-West Lifetime 2055 Fund III	4,001,949	1,725,542

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of December 31, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$206,202,190	$7,693,215	$ (6,789,700)	$903,515
Great-West Lifetime 2015 Fund II	898,218,416	56,535,475	(24,926,261)	31,609,214
Great-West Lifetime 2015 Fund III	30,955,703	1,396,716	(689,585)	707,131
Great-West Lifetime 2025 Fund I	276,834,157	17,360,598	(6,447,437)	10,913,161
Great-West Lifetime 2025 Fund II	1,283,549,404	131,142,363	(30,374,908)	100,767,455
Great-West Lifetime 2025 Fund III	67,182,325	7,632,797	(1,041,914)	6,590,883
Great-West Lifetime 2035 Fund I	201,255,426	21,827,687	(3,440,785)	18,386,902
Great-West Lifetime 2035 Fund II	935,097,604	133,036,092	(13,556,938)	119,479,154
Great-West Lifetime 2035 Fund III	67,444,698	10,329,730	(676,836)	9,652,894
Great-West Lifetime 2045 Fund I	98,345,278	12,859,055	(1,202,227)	11,656,828
Great-West Lifetime 2045 Fund II	470,829,358	70,691,348	(5,298,550)	65,392,798
Great-West Lifetime 2045 Fund III	37,632,723	6,090,546	(311,375)	5,779,171
Great-West Lifetime 2055 Fund I	26,039,597	2,847,758	(301,780)	2,545,978
Great-West Lifetime 2055 Fund II	121,452,932	16,108,358	(1,240,738)	14,867,620
Great-West Lifetime 2055 Fund III	5,510,721	546,794	(60,794)	486,000

Annual Report - December 31, 2013

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund I	$28,983	$407,561
Great-West Lifetime 2015 Fund II	169,359	2,389,591
Great-West Lifetime 2015 Fund III	7,049	99,727
Great-West Lifetime 2025 Fund I	59,837	839,134
Great-West Lifetime 2025 Fund II	379,358	5,336,435
Great-West Lifetime 2025 Fund III	24,867	350,169
Great-West Lifetime 2035 Fund I	71,848	999,913
Great-West Lifetime 2035 Fund II	424,864	5,915,555
Great-West Lifetime 2035 Fund III	34,810	484,782
Great-West Lifetime 2045 Fund I	47,351	650,194
Great-West Lifetime 2045 Fund II	260,066	3,570,439
Great-West Lifetime 2045 Fund III	17,797	269,746
Great-West Lifetime 2055 Fund I	13,874	187,598
Great-West Lifetime 2055 Fund II	72,740	983,738
Great-West Lifetime 2055 Fund III	3,329	44,987

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund I	11%
Great-West Lifetime 2015 Fund II	15%
Great-West Lifetime 2015 Fund III	16%
Great-West Lifetime 2025 Fund I	15%
Great-West Lifetime 2025 Fund II	21%
Great-West Lifetime 2025 Fund III	14%
Great-West Lifetime 2035 Fund I	21%
Great-West Lifetime 2035 Fund II	27%
Great-West Lifetime 2035 Fund III	30%
Great-West Lifetime 2045 Fund I	25%
Great-West Lifetime 2045 Fund II	29%
Great-West Lifetime 2045 Fund III	30%
Great-West Lifetime 2055 Fund I	23%
Great-West Lifetime 2055 Fund II	40%
Great-West Lifetime 2055 Fund III	26%

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund I , Great-West Lifetime 2025 Fund I , Great-West Lifetime 2035 Fund I , Great-West Lifetime 2045 Fund I , Great-West Lifetime 2055 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2055 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund III ,Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund III, and Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2013, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with transfer agent and mutual fund companies, where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2013 the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A

Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011

Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC

			N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Funds’ investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to

The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Funds, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Funds (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Funds’ portfolios and the management fees, investment objectives, principal investment strategies and investment policies of the Funds remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Funds approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)           (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by

Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014